Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 25, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FIRST WEST VIRGINIA BANCORP INC
Entity Central Index Key	0000037049
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 21,424,681
Entity Common Stock, Shares Outstanding		1,718,730

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 5,365,856	$ 6,671,293
Due from banks - interest bearing	10,510,655	14,245,480
Total cash and cash equivalents	15,876,511	20,916,773
Investment securities:
Available-for-sale (at fair value)	178,207,974	150,960,955
Loans held for sale	109,800	0
Loans	99,387,344	109,428,476
Less allowance for loan losses	(2,181,451)	(2,503,738)
Net loans	97,205,893	106,924,738
Premises and equipment, net	6,499,656	5,917,719
Accrued income receivable	1,127,940	1,140,273
Goodwill	1,644,119	1,644,119
Bank owned life insurance	3,625,013	3,518,450
Other assets	2,250,315	2,235,063
Total assets	306,547,221	293,258,090
Noninterest bearing deposits:
Demand	33,422,465	31,915,482
Interest bearing deposits:
Demand	48,423,471	47,890,988
Savings	93,903,196	85,579,615
Time	70,712,831	73,790,921
Total deposits	246,461,963	239,177,006
Federal funds purchased and securities sold under agreements to repurchase	18,766,590	14,013,506
Federal Home Loan Bank borrowings	3,606,411	3,693,014
Accrued interest payable	162,598	217,726
Other liabilities	1,846,886	1,630,328
Total liabilities	270,844,448	258,731,580
STOCKHOLDERS' EQUITY
Common stock - 2,000,000 shares authorized at $5 par value: 1,728,730 and 1,662,814 shares issued at December 31, 2012 and 2011	8,643,650	8,314,070
Treasury stock - 10,000 shares at cost:	(228,100)	(228,100)
Surplus	6,966,020	6,288,403
Retained earnings	17,191,740	16,920,319
Accumulated other comprehensive income	3,129,463	3,231,818
Total stockholders' equity	35,702,773	34,526,510
Total liabilities and stockholders' equity	$ 306,547,221	$ 293,258,090

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	2,000,000	2,000,000
Common stock, shares issued	1,728,730	1,662,814
Treasury stock, shares	10,000	10,000

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans, including fees:
Taxable	$ 5,161,679	$ 5,974,485	$ 6,645,321
Tax-exempt	463,776	522,058	536,473
Debt securities:
Taxable	2,427,044	3,206,117	3,463,178
Tax-exempt	1,735,279	1,459,879	1,163,007
Other interest and dividend income	50,787	44,676	49,908
Federal funds sold			8
Total interest and dividend income	9,838,565	11,207,215	11,857,895
INTEREST EXPENSE
Deposits	1,492,604	1,942,354	2,657,832
Federal funds purchased and repurchase agreements	122,145	108,364	112,297
Federal Home Loan Bank borrowings	174,547	178,589	285,373
Total interest expense	1,789,296	2,229,307	3,055,502
Net interest income	8,049,269	8,977,908	8,802,393
PROVISION (CREDIT) FOR LOAN LOSSES	(248,000)	600,000	220,000
Net interest income after provision (credit) for loan losses	8,297,269	8,377,908	8,582,393
NONINTEREST INCOME
Service charges and other fees	452,843	494,992	594,126
Net gains on available for sale securities	1,090,703	730,897	565,274
Other operating income	808,066	808,042	817,182
Total noninterest income	2,351,612	2,033,931	1,976,582
NONINTEREST EXPENSE
Salary and employee benefits	3,739,986	3,833,789	3,822,492
Net occupancy expense of premises	1,527,617	1,493,529	1,420,868
Other operating expenses	2,336,556	2,298,760	2,479,538
Total noninterest expense	7,604,159	7,626,078	7,722,898
Income before income taxes	3,044,722	2,785,761	2,836,077
INCOME TAXES	506,962	331,616	496,796
Net income	$ 2,537,760	$ 2,454,145	$ 2,339,281
WEIGHTED AVERAGE SHARES OUTSTANDING	1,718,730	1,718,730	1,718,730
EARNINGS PER COMMON SHARE	$ 1.48	$ 1.43	$ 1.36
DIVIDENDS PER COMMON SHARE	$ 0.73	$ 0.73	$ 0.7

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net Income	$ 2,537,760	$ 2,454,145	$ 2,339,281
Other comprehensive income (loss):
Investment securities available for sale
Unrealized holding gains (losses) arising during the period	926,577	4,302,034	(771,357)
Income tax effect	(348,670)	(1,618,855)	290,262
Reclassification of gains recognized in earnings	(1,090,703)	(730,897)	(565,274)
Income tax effect	410,441	275,036	212,713
Total other comprehensive income (loss)	(102,355)	2,227,318	(833,656)
Comprehensive income	$ 2,435,405	$ 4,681,463	$ 1,505,625

Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Surplus	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (loss)
BALANCE at Dec. 31, 2009	$ 30,806,237	$ 7,997,055	$ 5,609,357	$ 15,589,770	$ (228,100)	$ 1,838,155
BALANCE, SHARES at Dec. 31, 2009		1,599,411
Net income	2,339,281			2,339,281
Other comprehensive income, net	(833,656)					(833,655)
Cash dividend ($.73, $.73 and $.70 per share for 2012, 2011 and 2010 respectively)	(1,207,952)			(1,207,952)
Cash Paid in Lieu of fractional shares on stock dividend	(2,725)			(2,725)
4% Common Stock Dividend at Par Value		317,015	679,046	(996,061)
4% Common Stock Dividend at Par Value, shares		63,403
BALANCE at Dec. 31, 2010	31,101,186	8,314,070	6,288,403	15,722,313	(228,100)	1,004,500
BALANCE, SHARES at Dec. 31, 2010		1,662,814
Net income	2,454,145			2,454,145
Other comprehensive income, net	2,227,318					2,227,318
Cash dividend ($.73, $.73 and $.70 per share for 2012, 2011 and 2010 respectively)	(1,256,139)			(1,256,139)
BALANCE at Dec. 31, 2011	34,526,510	8,314,070	6,288,403	16,920,319	(228,100)	3,231,818
BALANCE, SHARES at Dec. 31, 2011		1,662,814
Net income	2,537,760			2,537,760
Other comprehensive income, net	(102,355)					(102,355)
Cash dividend ($.73, $.73 and $.70 per share for 2012, 2011 and 2010 respectively)	(1,256,139)			(1,256,139)
Cash Paid in Lieu of fractional shares on stock dividend	(3,003)			(3,003)
4% Common Stock Dividend at Par Value		329,580	677,617	(1,007,197)
4% Common Stock Dividend at Par Value, shares		65,916
BALANCE at Dec. 31, 2012	$ 35,702,773	$ 8,643,650	$ 6,966,020	$ 17,191,740	$ (228,100)	$ 3,129,463
BALANCE, SHARES at Dec. 31, 2012		1,728,730

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock
Percentage of stock dividend	4.00%		4.00%
Surplus
Percentage of stock dividend	4.00%		4.00%
Retained Earnings
Cash dividend, per share	$ 0.73	$ 0.73	$ 0.7
Percentage of stock dividend	4.00%		4.00%

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 2,537,760	$ 2,454,145	$ 2,339,281
Adjustments to reconcile net income to net cash provided by operating activities:
Provision (credit) for loan losses	(248,000)	600,000	220,000
Depreciation and amortization	529,109	486,179	496,618
Amortization of investment securities, net	574,426	329,738	130,563
Investment security gains	(1,090,703)	(730,897)	(565,274)
Loss on disposal of assets	4,688		400
Increase in cash surrender value of bank-owned life insurance	(106,563)	(103,203)	(104,660)
Decrease (increase) in interest receivable	12,333	(45,438)	108,800
Decrease in interest payable	(55,128)	(58,936)	(127,787)
Other, net	153,257	879,265	1,516,369
Net cash provided by operating activities	2,311,179	3,810,853	4,014,310
INVESTING ACTIVITIES
Net decrease in loans, net of charge-offs	9,945,229	11,727,442	7,148,912
Recoveries on loans previously charged-off	21,616	55,862	10,108
Proceeds from sales of securities available-for-sale	35,972,158	24,092,900	17,588,511
Proceeds from maturities of securities available-for-sale	30,990,795	53,578,129	47,269,966
Principal collected on mortgage-backed securities	16,877,447	18,632,179	13,693,963
Purchases of securities available-for-sale	(110,735,248)	(110,123,074)	(96,626,108)
Purchases of premises and equipment	(1,115,734)	(689,777)	(1,412,164)
Net cash used in investing activities	(18,043,737)	(2,726,339)	(12,326,812)
FINANCING ACTIVITIES
Net increase in deposits	7,284,957	10,702,268	7,228,741
Dividends paid	(1,259,142)	(1,256,139)	(1,210,677)
Increase in short-term borrowings	4,753,084	536,086	2,451,988
Repayment of Federal Home Loan Bank borrowings	(86,603)	(82,569)	(3,578,726)
Net cash provided by financing activities	10,692,296	9,899,646	4,891,326
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,040,262)	10,984,160	(3,421,176)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	20,916,773	9,932,613	13,353,789
CASH AND CASH EQUIVALENTS, END OF YEAR	15,876,511	20,916,773	9,932,613
Supplemental Disclosures:
Cash Paid for Interest	1,844,424	2,288,243	3,183,289
Cash Paid for Income Taxes	$ 451,386	$ 367,036	$ 391,918

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of the significant accounting and reporting policies applied in the presentation of the accompanying financial statements follows.

Nature of Operations and Basis of Presentation: First West Virginia Bancorp, Inc. (the “Company”) is a West Virginia Company. The Company provides a variety of banking services to individuals and businesses through the branch network of its affiliate bank (the “Bank”). The Bank operates nine full service branches located in Wheeling (3), Wellsburg, Moundsville, New Martinsville, Buckhannon, and Weston, West Virginia and Bellaire, Ohio. Primary deposit products consist of checking accounts, savings accounts, and certificates of deposit. Primary lending products consist of commercial and residential real estate loans, consumer loans, and business loans.

Principles of Consolidation: The consolidated financial statements of the Company include the financial statements of the parent and its wholly-owned subsidiary, Progressive Bank, N.A. All significant intercompany transactions and accounts have been eliminated in consolidation.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to material change in the near term relate to the determination of the allowance for loan losses and the valuation of deferred tax assets.

Cash and cash equivalents: Cash and cash equivalents consist of cash on hand and amounts due from banks and federal funds sold with maturities of less than 90 days.

Investment Securities: Investment securities are classified at the time of purchase, based on management’s intention and ability, as securities available for sale or held to maturity. Debt securities classified as held to maturity are stated at cost adjusted for amortization of premium and accretion of discount which are computed using the interest method and recognized as adjustments of interest income. Certain other debt and equity securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available-for-sale securities are reported as a separate component of stockholders’ equity, net of tax, until realized. Realized securities gains and losses are computed using the specific identification method. Interest and dividends on investment securities are recognized as income when earned.

Securities are periodically reviewed for other-than-temporary impairment based upon a number of factors, including, but not limited to, the length of time and extent to which the market value has been less than cost, the financial condition of the underlying issuer, the ability of the issuer to meet contractual obligations, the likelihood of the security’s ability to recover any decline in its market value, and management’s intent and ability to hold the security for a period of time sufficient to allow for a recovery in market value. Among the factors that are considered in determining management’s intent and ability is a review of the Company’s capital adequacy, interest rate risk position and liquidity. The assessment of a security’s ability to recover any decline in market value, the ability of the issuer to meet contractual obligations and management’s intent and ability requires considerable judgment. Once a decline in value is determined to be other than temporary, if the investor does not intend to sell the security, and it is more-likely-than-not that it will not be required to sell the security, before recovery of the security’s amortized cost basis, the charge to earnings is limited to the amount of credit loss. Any remaining difference between fair value and amortized cost (the difference defined as the non-credit portion) is recognized in other comprehensive income, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings. At December 31, 2012, 2011 and 2010, there were no investment securities identified by management to be other-than-temporarily impaired. If investments decline in fair value due to adverse changes in the financial markets, charges to income could occur in future periods.

Common stock of the Federal Home Loan Bank (“FHLB”) of Pittsburgh and the Federal Reserve Bank represents ownership interest in institutions that are wholly owned by other financial institutions. These equity securities are accounted for at cost and are classified with other assets. The Bank is a member of the FHLB and, as such, is required to maintain a minimum investment in stock of the FHLB that varies with the level of advances outstanding with the FHLB. The stock is bought from and sold to the FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and, as such, is classified as restricted stock, carried at cost and evaluated by management. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the FHLB as compared with the capital stock amount and the length of time this situation has persisted, (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance, (c) the impact of legislative and regulatory changes on the customer base of the FHLB, and (d) the liquidity position of the FHLB.

Loans and Loans Held for Sale: Loans are generally reported at the principal balance outstanding, net of unearned income. Interest income on loans is accrued based on the principal outstanding. It is the Company’s policy to discontinue the accrual of interest when either the principal or interest is past due 90 days or more, unless the loan is both well secured and in the process of collection. It is the Company’s policy not to recognize interest income on specific impaired loans unless the likelihood of future loss is remote. Interest payments received on such loans are applied as a reduction of the loan principal balance. Nonaccrual loans may be returned to accrual status when none of its principal and interest payments are due and there has been a sustained period of repayment performance. Loan origination and commitment fees and certain direct loan origination costs are deferred and the net amount amortized over the contractual life of the related loans or commitments as an adjustment of the related loan’s yield. Loans held for sale are carried at the lower of cost or estimated market value in the aggregate. There was one loan held for sale at December 31, 2012 amounting to $109,800. The Company had no loans held for sale as of December 31, 2011.

The Company has entered into an agreement with the Federal Home Loan Bank of Pittsburgh (“FHLB”) under which the bank may sell conforming one-to-four family residential mortgage loans to the FHLB. The current agreement dated December 28, 2011 provides for a maximum commitment of $5,000,000. This commitment expires on December 28, 2013. Loans sold to the FHLB are sold with limited recourse or credit risk based upon utilization of the original commitment. The bank also maintains the servicing of these loans, for which it is paid a servicing fee. The total amount of loans sold and outstanding to the FHLB were $10,267,649 and $9,470,840 as of December 31, 2012 and 2011, respectively. These loans were also subject to recourse obligation or credit risk in the amount of $346,249 and $383,269 at December 31, 2012 and 2011, respectively. The amount of income recognized as of a result of this agreement was $96,246, $79,965 and $69,565 for the years ending December 31, 2012, 2011 and 2010, respectively.

Allowance for Loan Losses: The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses that is charged to operations. The provision is based on management’s evaluation of the adequacy of the allowance for loan losses which encompasses the overall risk characteristics of the various portfolio segments, past experience with losses, the impact of economic conditions on borrowers, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to significant changes in the near term.

Management tracks and assigns a historical loss percentage for each loan rating category within each loan type. A rolling three-year historical loss ratio is used, calculated on a quarterly basis.

Management currently utilizes nine qualitative factors that are adjusted based on changes in the lending environment and economic conditions. The qualitative factors include the following: levels of and trends in delinquencies, non-accruals, and charge-offs; trends within the loan portfolio; changes in lending policies and procedures; experience of lending personnel and management oversight; national and local economic trends; concentrations of credit; external factors such as legal and regulatory requirements; changes in the quality of loan review and Board oversight; and changes in the value of underlying collateral. The number of qualitative factors can change. Factors can be added for new risks or taken away if the risk no longer applies. Each loan type will have its own risk profile and management will evaluate and adjust each qualitative factor for each loan type quarterly, if necessary. For example, if one area of the loan portfolio is experiencing sharp increases in growth, it is likely the qualitative factor for trends in the loan portfolio would be increased for that loan type. As levels of delinquencies and non-accrual loans decline for commercial real estate and commercial loans it is likely that factor would be reduced.

In terms of the Company’s loan portfolio, the commercial and industrial loans and commercial real estate loans are deemed to have more risk than the consumer real estate loans and other consumer loans in the portfolio. The commercial loans not secured by real estate are highly dependent on financial condition and are more dependent on economic conditions. The commercial loans secured by real estate are also dependent on economic conditions but generally have stronger forms of collateral. More recently, commercial real estate has been negatively impacted by devaluation so these commercial loans carry a higher qualitative factor for changes in the value of collateral. The commercial loans and commercial real estate loans have historically been responsible for the majority of the Company’s delinquencies, non-accrual loans, and charge-offs so both of these categories carry higher qualitative factors than consumer real estate loans and other consumer loans. The Company has historically experienced very low levels of consumer real estate and consumer loan charge-offs so these qualitative factors are set lower than the commercial real estate and commercial and industrial loans.

Mortgage loans secured by one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all circumstances concerning the loan, the credit worthiness and payment history of the borrower, the length of the payment delay, and the amount of shortfall in relation to the principal and interest owed.

Impaired loans are loans for which it is probable the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of “impaired loans” is not the same as the definition of “nonaccrual loans,” although the two categories overlap.

The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectibility while not classifying the loan as impaired, provided the loan is not a commercial or commercial real estate classification. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of loans is determined by the difference between the present value of the expected cash flows related to the loan, using the original interest rate, and its recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Individual loan reviews are based upon specific quantitative and qualitative criteria, including the size of the loan, loan quality ratings, value of collateral, repayment ability of borrowers, and historical experience factors. The historical experience factors utilized for individual loan reviews are based upon past loss experience, known trends in losses and delinquencies, the growth of loans in particular markets and industries, and known changes in economic conditions in the particular lending markets. Allowances for homogeneous loans (such as residential mortgage loans, personal loans, etc.) are evaluated based upon historical loss experience, trends in losses and delinquencies, growth of loans in particular markets, and known changes in economic conditions in each lending market. There can be no assurance the allowance for loan losses will be adequate to cover all losses, but management believes the allowance for loan losses in the amount of $2,181,451 at December 31, 2012, was adequate to provide for probable losses from existing loans based on information currently available. While management uses available information to provide for loan losses, the ultimate collectibility of a substantial portion of the loan portfolio, and the need for future additions to the allowance, will be based on changes in economic conditions and other relevant factors. As such, an adverse change in economic activity could reduce cash flows for both commercial and individual borrowers, which would likely cause the Company to experience increases in problem assets, delinquencies and losses on loans.

Goodwill and Other Intangible Assets Goodwill resulted from the Company’s purchase of a less-than-whole financial institution (the “branch”). The goodwill value of $1.6 million is supported ultimately by revenue that is driven by the volume of business transacted. A decline in earnings as a result of a lack of growth or the inability to deliver cost effective services over sustained periods can lead to impairment of goodwill that could adversely impact earnings in future periods.

Goodwill is periodically reviewed for impairment. No impairment losses were recognized. Additionally, future events could cause management to conclude that impairment indicators exist and that the goodwill is impaired, which would result in the Company recording an impairment loss. Any resulting impairment loss could have a material, adverse impact on the Company’s financial condition and results of operations.

Mortgage Servicing Rights (“MSRs”): The Company has agreements for the express purpose of selling loans in the secondary market. The Company maintains all servicing rights for these loans. Originated MSRs are recorded by allocating total costs incurred between the loan and servicing rights based on their relative fair values. MSRs are amortized in proportion to the estimated servicing income over the estimated life of the servicing portfolio. Impairment is evaluated based on the fair value of the right, based on portfolio interest rates and prepayment characteristics.

Bank-owned Life Insurance: Bank owned life insurance consists of investments in life insurance policies on executive officers and other members of the bank’s management. The policies are carried at their net cash surrender value. Changes in the policy value are recorded as an adjustment to the carrying value with the corresponding amount recognized as non-interest income or expense. Earnings on these policies are based on the net earnings on the cash surrender value of the policies. The net cash surrender value of bank-owned life insurance was $3,625,013 and $3,518,450 at December 31, 2012 and 2011, respectively. The death benefit value of the bank-owned life insurance at December 31, 2012 and 2011 was $8.8 million. An agreement has been executed with all officers whereby a $40,000 death benefit is payable upon the participant’s death while employed by the Company to their designated beneficiary

Advertising Costs: Advertising costs are expensed as the costs are incurred. Advertising expenses amounted to $211,875, $154,380 and $88,932 for 2012, 2011, and 2010, respectively.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Provisions for depreciation and amortization are computed generally using the straight-line method over the estimated useful lives of the assets. When units of property are disposed of, the premises and equipment accounts are relieved of the cost and the accumulated depreciation related to such units. Any resulting gains or losses are credited to or charged against income. Cost of repairs and maintenance is charged to expense as incurred. Additions and improvements are capitalized at cost.

Transfers of Financial Assets: Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Other Real Estate Owned: Other real estate owned are carried at the lower of cost or their estimated current fair value, less estimated costs to sell and are included in other assets. Other real estate owned consist primarily of properties acquired through, or in lieu of foreclosures. Any subsequent declines in fair value, and gains or losses on the disposition of these assets are credited to or charged against income.

Income Taxes: The Company and its subsidiary file a consolidated federal income tax return. There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Statement of Income. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred income tax expenses or benefits are based on the changes in the deferred tax asset or liability from period to period.

Earnings Per Common Share: Earnings per common share are calculated by dividing net income by the weighted-average number of shares of common stock outstanding during the year. The Company has no securities which would be considered potential common stock.

Stock Dividend: In November 2012, the Company declared a 4% stock dividend to stockholders of record on December 19, 2012. The Company also declared a 4% stock dividend in October 2010 to stockholders of record on December 20, 2010. All common share data includes the effect of the stock dividend.

Recent Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2012. Early application by public entities is not permitted. The expanded disclosures have been provided in Notes 19 and 20.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The Company has provided the necessary disclosure in the Consolidated Statements of Comprehensive Income.

In December 2011, the FASB issued ASU 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2013, and interim and annual periods thereafter. Early adoption is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. In order to defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this Update supersede certain pending paragraphs in Update 2011-05. Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. Nonpublic entities should begin applying these requirements for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The Company has provided the necessary disclosure in the Statement of Comprehensive Income.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of Update 2011-11. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company is currently evaluating the impact that these disclosures will have on its financial statements.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
INVESTMENT SECURITIES

NOTE 2 - INVESTMENT SECURITIES

The amortized cost and estimated fair values of investment securities are as follows at December 31, 2012 and 2011:

	(Expressed in thousands) December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$47,101	$201	$(7)	$47,295
Obligations of states and political subdivisions	48,393	3,692	(55)	52,030
Mortgage-backed securities	77,513	1,218	(53)	78,678
Equity securities	183	22	-	205

Total available-for-sale	173,190	5,133	(115)	178,208

Total	$173,190	$5,133	$(115)	$178,208

	(Expressed in thousands) December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$36,014	$202	$-	$36,216
Obligations of states and political subdivisions	42,154	3,150	-	45,304
Mortgage-backed securities	67,402	1,820	(7)	69,215
Equity securities	209	17	-	226

Total available-for-sale	145,779	5,189	(7)	150,961

Total	$145,779	$5,189	$(7)	$150,961

The Company’s investment securities portfolio contains unrealized losses of direct obligations of the U.S. Government agency securities, including mortgage-related instruments issued or backed by the full faith and credit of the United States government or are generally viewed as having the implied guarantee of the U.S. government, and debt obligations of a U.S. state or political subdivision.

On a quarterly basis, the Company evaluates the severity and duration of impairment for its investment securities portfolio and the Company’s ability to hold the securities till they recover. Generally, impairment is considered other than temporary when an investment security has sustained a decline in market value for a period of twelve months. The Company has concluded that any impairment of its investment securities portfolio is not other than temporary but is the result of interest rate changes that are not expected to result in the noncollection of principal and interest during the period. There are 21 positions that are temporarily impaired at December 31, 2012.

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time, that the individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011:

	(Expressed in thousands) 2012
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$6,993	$(7)	$-	$-	$6,993	$(7)
Obligations of states and political subdivisions	2,721	(55)	-	-	2,721	(55)
Mortgage-backed securities	23,752	(52)	82	(1)	23,834	(53)

Total debt securities	33,466	(114)	82	(1)	33,548	(115)

Equity securities	-	-	-	-	-	-

Total	$33,466	$(114)	$82	$(1)	$33,548	$(115)

	(Expressed in thousands) 2011
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$-	$-	$-	$-	$-	$-
Obligations of states and political subdivisions	-	-	-	-	-	-
Mortgage-backed securities	2,008	(6)	112	(1)	2,120	(7)

Total debt securities	2,008	(6)	112	(1)	2,120	(7)

Equity securities	-	-	-	-	-	-

Total	$2,008	$(6)	$112	$(1)	$2,120	$(7)

The amortized cost and fair value of investment securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Securities Available-for-Sale
	Amortized Cost	Fair Value
Due in one year or less	$980	$1,000
Due after one year through five years	7,101	7,192
Due after five years through ten years	60,527	61,881
Due after ten years	26,886	29,252

	95,494	99,325
Mortgage-backed securities	77,513	78,678
Equity securities	183	205

Total	$173,190	$178,208

Proceeds from sales of securities available-for-sale during the years ended December 31, 2012, 2011, and 2010, were $35,972,158, $24,092,900 and $17,588,511, respectively. Gross gains of $1,091,018 and gross losses of $315 in 2012; gross gains of $747,015 and gross losses of $16,118 in 2011; and gross gains of $566,815 and gross losses of $1,541 in 2010, were realized on those sales. Assets carried at $65,418,000 and $53,581,000 at December 31, 2012 and 2011, respectively, were pledged to secure United States Government and other public funds and for other purposes as required or permitted by law.

Loans and Leases	12 Months Ended
Dec. 31, 2012
Loans and Leases [Abstract]
LOANS AND LEASES

NOTE 3 - LOANS AND LEASES

Loans outstanding at December 31, 2012 and 2011, are as follows:

	(Expressed in Thousands)
	2012	2011
Consumer Real Estate:
Construction	$730	$295
Farmland	239	213
Residential 1-4 Family	22,439	24,961
Home Equity Loans	1,960	2,380
Home Equity Lines of Credit	3,157	2,303

Total Consumer Real Estate	28,525	30,152
Commercial Real Estate:
Non-farm, non-residential	41,164	49,146
Multifamily (5 or more) residential properties	8,986	7,222

Total Commercial Real Estate	50,150	56,368
Commercial and Other Loans:
Commercial	5,626	4,354
Non-rated industrial development obligations	9,954	11,508
Other loans	23	76

Total Commercial and Other Loans	15,603	15,938
Consumer Loans:
Installment and other loans to individuals	4,668	6,484
Credit Cards	563	606

Total Consumer Loans	5,231	7,090

Total loans	99,509	109,548
Less unearned interest and deferred fees	122	119

Net loans	$99,387	$109,429

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. These policies and procedures are reviewed by management and approved by the Board of Directors on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentration of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company originates direct and indirect consumer loans including principally residential real estate, home equity lines and loans, credit cards, and indirect vehicle loans using a credit analysis as part of the underwriting process. Each loan type has a separate underwriting criteria, which consists of several factors including debt to income, type of collateral, credit history and customer relationship with the Company.

Commercial and industrial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably. Underwriting standards are designed to promote relationship banking rather than transactional banking. The Company’s management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of the borrower, however, may not be as expected and the collateral securing the loan may fluctuate in value. Minimum standards and underwriting guidelines have been established for commercial loan types.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those of real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be adversely affected by the general economy or conditions specific to the real estate market such as geography and/or property type.

Non-accrual loans amounted to $3,550,640 and $4,045,937 at December 31, 2012 and 2011, respectively. The amount of interest income that would have been recognized had the loans performed in accordance with their original terms was $216,468, $353,340 and $289,590 for 2012, 2011 and 2010, respectively.

The following tables present the contractual aging of the recorded investment in past due loans by class of loans (in thousands):

	December 31, 2012
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or more Past Due	Total Past Due	Total Loans	90 Days or more Past Due and Accruing
Commercial and Other Loans	$15,515	$65	$-	$23	$88	$15,603	$-
Commercial real estate	47,261	31	-	2,858	2,889	50,150	-
Consumer real estate	28,006	139	295	85	519	28,525	-
Consumer	5,214	4	7	6	17	5,231	-
Unearned interest and deferred fees	(122)	-	-	-	-	(122)	-

Total loans	$95,874	$239	$302	$2,972	$3,513	$99,387	$-

Non-accrual loans included above are as follows:
Commercial and Other Loans	$8	$-	$-	$23	$23	$31	$-
Commercial real estate	257	-	-	2,858	2,858	3,115	-
Consumer real estate	195	108	-	85	193	388	-
Consumer	10	-	1	6	7	17	-

Total non-accrual loans	$470	$108	$1	$2,972	$3,081	$3,551	$-

	December 31, 2011
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or more Past Due	Total Past Due	Total Loans	90 Days or more Past Due and Accruing
Commercial and Other Loans	$15,655	$257	$-	$26	$283	$15,938	$-
Commercial real estate	52,727	409	36	3,196	3,641	56,368	-
Consumer real estate	29,681	221	140	110	471	30,152	-
Consumer	7,040	9	17	24	50	7,090	-
Unearned interest and deferred fees	(119)	-	-	-	-	(119)	-

Total loans	$104,984	$896	$193	$3,356	$4,445	$109,429	$-

Non-accrual loans included above are as follows:
Commercial and Other Loans	$13	$-	$-	$26	$26	$39	$-
Commercial real estate	253	84	-	3,196	3,280	3,533	-
Consumer real estate	232	105	-	110	215	447	-
Consumer	-	-	3	24	27	27	-

Total non-accrual loans	$498	$189	$3	$3,356	$3,548	$4,046	$-

The Company utilizes an internal asset classification system as a means of reporting problem and potential problem loans. Under the Company’s risk rating system, the Company classifies problem and potential problem loans as “Special Mention”, “Substandard”, and “Doubtful.” Substandard loans include those characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as Doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans that do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses that deserve management’s close attention are deemed to be Special Mention. Risk ratings are updated any time the situation warrants.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass-rated loans. The following tables present the risk category of loans by class of loans based on the most recent analysis performed and the contractual aging as of December 31, 2012 and 2011 (in thousands):

December 31, 2012	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$15,572	$-	$31	$-	$15,603
Commercial Real Estate	39,873	3,465	6,812	-	50,150
Construction and Farmland	969	-	-	-	969

Total	$56,414	$3,465	$6,843	$-	$66,722

Current	$56,349	$3,465	$3,728	$-	$63,542
Past Due 30-59 days	65	-	-	-	65
Past Due 60-89 days	-	-	-	-	-
Past Due 90 days or more	-	-	-	-	-
Non- accrual	-	-	3,115	-	3,115

Total	$56,414	$3,465	$6,843	$-	$66,722

December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$15,882	$-	$56	$-	$15,938
Commercial Real Estate	43,067	5,807	6,786	708	56,368
Construction and Farmland	508	-	-	-	508

Total	$59,457	$5,807	$6,842	$708	$72,814

Current	$59,164	$5,807	$3,653	$-	$68,624
Past Due 30-59 days	257	-	325	-	582
Past Due 60-89 days	36	-	-	-	36
Past Due 90 days or more	-	-	-	-	-
Non- accrual	-	-	2,864	708	3,572

Total	$59,457	$5,807	$6,842	$708	$72,814

For consumer and residential real estate loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in those loan classes based on payment activity as of December 31, 2012 and 2011 (in thousands):

2012	Performing	Non-performing	Total
Consumer	$5,214	$17	$5,231
Consumer Real Estate	28,247	388	28,635

Total	$33,461	$405	$33,866

2011	Performing	Non-performing	Total
Consumer	$7,063	$27	$7,090
Consumer Real Estate	29,705	447	30,152

Total	$36,768	$474	$37,242

	December 31,
	2012	2011	2010
Average investment in impaired loans	$3,646	$4,235	$5,062

Related allowance for loan losses	642	836	256

Partial charge-offs	-	-	-

Interest income recognized on a cash basis on impaired loans	-	-	-

No additional funds are committed to be advanced in connection with impaired loans.

The Company also evaluates problem loans for impairment. A loan is considered to be impaired if it is probable that the Company will not be able to collect the payments for principal and interest when due according to the contractual terms of the loan agreement. Impaired loans generally include all non-accrual loans and Troubled Debt Restructurings (TDR’s).

Year-end impaired loans are set forth in the following table. No interest income was recognized on impaired loans subsequent to their classification as impaired (in thousands):

	December 31, 2012
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and Other Loans	$31	$8	$23	$31	$23
Commercial real estate	3,115	537	2,578	3,115	619
Consumer real estate	226	226	-	226	-

Total	$3,372	$771	$2,601	$3,372	$642

	December 31, 2011
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and Other Loans	$46	$39	$7	$46	$7
Commercial real estate	3,533	1,056	2,477	3,533	829
Consumer real estate	312	312	-	312	-

Total	$3,891	$1,407	$2,484	$3,891	$836

The average recorded investment in impaired loans are set forth below in the following table. No interest income was recognized on impaired loans subsequent to their classification as impaired (in thousands):

	Average Recorded Investment
	December 31, 2012	December 31, 2011
Commercial and Other Loans	32	46
Commercial real estate	3,112	3,807
Consumer real estate	502	382

Total	$3,646	$4,235

The Company’s loan portfolio also includes certain loans that have been modified in a Troubled Debt Restructuring (TDR), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDRs are classified as nonaccrual at the time of restructure and may only be returned to accrual status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months. TDR’s on accrual status may remain in accrual status after they have been restructured as long as they continue to perform in accordance with their modified terms. There were no TDR’s in accrual status at December 31, 2012 and December 31, 2011.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan’s classification at origination.

The following tables include the recorded investment and number of modifications for modified loans, as of the respective dates. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured.

	December 31, 2012			December 31, 2011
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial and Other Loans	-	$-	$-	-	$-	$-
Commercial real estate	3	2,768	2,231	4	3,935	2,594
Consumer real estate	2	27	21	1	23	22

Total	5	$2,795	$2,252	5	$3,958	$2,616

Troubled Debt Restructurings That subsequently defaulted
Commercial and Other Loans	-	$-	$-	-	$-	$-
Commercial real estate	2	2,513	2,094	3	3,680	2,388
Consumer real estate	1	23	18	1	23	22

Total	3	$2,536	$2,112	4	$3,703	$2,410

No additional funds are committed to be advanced to customers whose loans were classified as TDR’s

Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES

NOTE 4 - ALLOWANCE FOR LOAN LOSSES

The following table summarizes the primary segments of the ALL, segregated into the amount for loans individually evaluated for impairment by class of loans as of December 31, 2012, 2011 and 2010 (in thousands):

2012	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$179	$2,082	$193	$50	$2,504
Charge-offs	-	(87)	-	(9)	(96)
Recoveries	-	15	-	6	21
Provision	-	(248)	-	-	(248)

Ending Balance	$179	$1,762	$193	$47	$2,181

Loans individually evaluated for impairment	$23	$619	$-	$-	$642
Loans collectively evaluated for impairment	156	1,143	193	47	1,539

Ending Balance	$179	$1,762	$193	$47	$2,181

2011	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$212	$1,511	$272	$64	$2,059
Charge-offs	(8)	(156)	(28)	(19)	(211)
Recoveries	2	45	-	9	56
Provision	(27)	682	(51)	(4)	600

Ending Balance	$179	$2082	$193	$50	$2,504

Loans individually evaluated for impairment	$7	$829	$-	$-	$836
Loans collectively evaluated for impairment	172	1,253	193	50	1,668

Ending Balance	$179	$2,082	$193	$50	$2,504

2010	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$203	$1,345	$267	$79	$1,894
Charge-offs	(14)	-	-	(51)	(65)
Recoveries	-	-	-	10	10
Provision	23	166	5	26	220

Ending Balance	$212	$1511	$272	$64	$2,059

Loans individually evaluated for impairment	$-	$256	$-	$-	$256
Loans collectively evaluated for impairment	212	1,255	272	64	1,803

Ending Balance	$212	$1,511	$272	$64	$2,059

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2012 and 2011 (in thousands):

2012	Commercial and Other	Commercial Real Estate	Consumer Real Estate	Consumer	Unearned Discounts	Total
Loans individually evaluated	$31	$3,115	$226	$-	$-	$3,372
Loans collectively evaluated	15,572	47,035	28,409	5,231	(122)	96,125

Ending Balance	$15,603	$50,150	$28,635	$5,231	$(122)	$99,497

2011
Loans individually evaluated	$46	$3,533	$312	$-	$-	$3,891
Loans collectively evaluated	15,892	52,835	29,840	7,090	(119)	105,538

Ending Balance	$15,938	$56,368	$30,152	$7,090	$(119)	$109,429

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation, as follows:

	December 31,		Original Useful Life Years
	2012	2011
Land	$1,974,527	$1,973,014
Land improvements	493,195	338,069	15
Leasehold improvements	1,083,051	1,063,735	15
Buildings	5,440,002	5,193,157	39
Furniture, fixtures & equipment	5,147,358	5,130,953	3 - 7

Total	14,138,133	13,698,928
Less accumulated depreciation	7,638,477	7,781,209

Premises and equipment, net	$6,499,656	$5,917,719

Charges to operations for depreciation approximated $529,109, $486,179, and $496,618 for 2012, 2011, and 2010, respectively.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
DEPOSITS

NOTE 6 - DEPOSITS

The composition of the Bank’s deposits at December 31 follows:

	(Expressed in Thousands) 2012
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$32,614	$42,866	$90,252	$67,254
United States Government	-	-	-	-
States and political subdivisions	646	5,558	3,546	2,969
Commercial banks and other depository institutions	162	-	105	490

Total	$33,422	$48,424	$93,903	$70,713

	(Expressed in Thousands) 2011
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$31,319	$41,702	$80,857	$70,125
United States Government	1	-	-	-
States and political subdivisions	540	6,189	4,723	3,176
Commercial banks and other depository institutions	55	-	-	490

Total	$31,915	$47,891	$85,580	$73,791

Time deposits include certificates of deposit issued in denominations of $100,000 or more which amounted to $22,720,000 and $22,040,000 at December 31, 2012 and 2011, respectively. Interest expense on certificates of deposit of $100,000 or more was $341,000, $438,000 and $576,000 at December 31, 2012, 2011, and 2010, respectively.

The following table sets forth the remaining maturity of time certificates of deposits of $100,000 or more at December 31, 2012.

Due in 3 months or less	$5,008,000
Due in over three through six months	3,356,000
Due in over six through twelve months	3,039,000
Due in over twelve months	11,317,000

Total	$22,720,000

A maturity distribution of time certificates of deposit at December 31, 2012, follows:

Due in 2013	$37,271,000
Due in 2014	13,279,000
Due in 2015	8,040,000
Due in 2016	6,262,000
Due in 2017	5,660,000
Due in 2018 and thereafter	201,000

Total	$ 70,713,000

Federal Funds Purchased and Repurchase Agreements	12 Months Ended
Dec. 31, 2012
Federal Funds Purchased and Repurchase Agreements [Abstract]
FEDERAL FUNDS PURCHASED AND REPURCHASE AGREEMENTS

NOTE 7 - FEDERAL FUNDS PURCHASED AND REPURCHASE AGREEMENTS

Federal funds purchased and repurchase agreements represent borrowings of a short duration, usually less than 30 days. For repurchase agreements, the securities underlying the agreements remained under the Bank’s control.

Information related to repurchase agreements and federal funds purchased are summarized below:

	Repurchase Agreements		Federal Funds Purchased
	2012	2011	2012	2011
Balance at end of year	$16,766,590	$14,013,506	$2,000,000	$-

Average balance during the year	17,361,715	14,614,114	49,180	76,851

Maximum month-end balance	19,653,770	16,912,195	2,000,000	-

Weighted-average rate during the year	.70%	.74%	.54%	1.01%

Rate at December 31.71%		.68%	.20%	-

Federal Home Loan Bank Borrowings	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Borrowings [Abstract]
FEDERAL HOME LOAN BANK BORROWINGS

NOTE 8 - FEDERAL HOME LOAN BANK BORROWINGS

The subsidiary Bank is a member of the Federal Home Loan Bank of Pittsburgh (“FHLB”). The FHLB borrowings are secured by a blanket lien by the FHLB on certain residential real estate loans or securities with a market value at least equal to the outstanding balances. The remaining maximum borrowing capacity with the FHLB at December 31, 2012 was approximately $33.3 million subject to the purchase of additional FHLB stock. The subsidiary bank had FHLB borrowings of $3,606,411 and $3,693,014 at December 31, 2012 and 2011, respectively. At December 31, 2012 the subsidiary bank had three fixed rate amortizing advances which totaled $3,606,411 with a weighted average interest rate of 4.78% of which $2,042,917 will mature through 2018 and $1,563,494 will mature through 2023.

The subsidiary bank also has an open-ended line of credit agreement with the Federal Home Loan Bank (“FHLB”). The maximum credit available under this agreement is $7.0 million. There were no borrowings outstanding under this agreement at December 31, 2012 and 2011, respectively.

Contractual maturities of FHLB borrowings as of December 31, 2012 were as follows:

December 31, 2013	$90,832
December 31, 2014	95,267
December 31, 2015	99,919
December 31, 2016	104,800
December 31, 2017	109,918
Thereafter	3,105,675

$3,606,411

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 - COMMITMENTS AND CONTINGENCIES

The subsidiary Bank is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of their customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet. The contract amounts of these instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The following represents financial instruments whose contract amounts represent credit risk:

	2012	2011
Commitments to extend credit	$20,560,000	$15,191,000
Standby letters of credit	163,000	180,000

As of December 31, 2012, approximately $7,387,000 are fixed interest rate commitments and $13,173,000 are variable interest rate commitments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. These guarantees are primarily issued to support public and private borrowing arrangements. The standby letters of credit in the amount of $15,000 expires in 2013, $80,000 expire in 2015, and $68,000 expire in 2021. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

The Company and its subsidiary are parties to various legal and administrative proceedings and claims. Although any litigation contains an element of uncertainty, management believes that the outcome of these events will not have a material effect on the financial position of the Company.

Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentrations of Credit Risk [Abstract]
CONCENTRATIONS OF CREDIT RISK

NOTE 10 - CONCENTRATIONS OF CREDIT RISK

Most of the affiliate Bank’s loans and commitments have been granted to customers in the Bank’s primary market area of Northern and Central West Virginia, Eastern Ohio, and Southwestern Pennsylvania. In the normal course of business, however, the Bank has purchased participations and originated loans outside of its primary market area. The aggregate loan balances outstanding in any one geographic area, other than the Bank’s primary lending areas, do not exceed 10 percent of total loans. Concentrations of credit are measured by categorizing loans by the North American Industry Classification codes. Loans equal to or exceeding 25% of Tier I Capital are considered concentrations of credit. At December 31, 2012 concentrations of credit were as follows:

	Amount	Percent of Tier 1 Capital
Lessors of Nonresidential Buildings	$9,523,180	31.0%

Lessors of Residential Buildings and Dwellings	$12,513,446	40.7%

General Government Support	$13,438,717	43.7%

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 11 - EMPLOYEE BENEFIT PLANS

The Company has a non-contributory profit sharing plan for employees meeting certain service requirements. The Company makes annual contributions to the profit sharing plan based on income of the Company as defined. Total expenses for the plan were $109,686, $115,000, and $114,640 for the years ended December 31, 2012, 2011, and 2010, respectively.

The Company also offers a 401(k) plan in which it matches a portion of the employee’s contribution up to 4 percent of their salary. The expense related to the 401(k) plan was $23,009, $22,547, and $24,128 in 2012, 2011, and 2010, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 - RELATED PARTY TRANSACTIONS

Directors and officers of the Company and its subsidiary, and their associates, were customers of, and had other transactions with the subsidiary bank in the normal course of business. All loans and commitments included in such transactions were made on substantially the same terms, including interest and collateral, as those prevailing at the time for comparable transactions with other persons and do not involve more than the normal risk of collectibility. Such loans totaled $3,306,412 at December 31, 2012, and $3,971,083 at December 31, 2011.

The following is an analysis of loan activity to directors, executive officers, and associates of the Company and its subsidiary:

	December 31,
	2012	2011
Balance, January 1	$3,971,083	$1,923,847
New loans during the period	350,000	2,891,602
Repayments during the period	(1,014,671)	(844,366)

Ending balance	$3,306,412	$3,971,083

The Company’s subsidiary bank entered into a lease agreement to rent property for use as banking premises from a company owned by Mr. Dlesk, the Company’s executive officer. The lease was for an initial 5 year term at an annual rental fee of $57,600. This lease was renewed in 2012 and in 2007 for an additional 5-year term at an annual rental fee of $63,504 and $60,480, respectively and has options to renew for six 5-year terms.

Restriction on Cash	12 Months Ended
Dec. 31, 2012
Restriction on Cash [Abstract]
RESTRICTION ON CASH

NOTE 13 - RESTRICTION ON CASH

The subsidiary bank is required to maintain an average reserve balance with the Federal Reserve Bank or in cash on hand. The average required reserve balances for the years ended December 31, 2012 and 2011, were $2,288,000 and $2,736,000, respectively.

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES

NOTE 14 - LEASES

The Company’s Bank affiliates leased certain land used for banking purposes under long-term leases, expiring at various dates. These leases contain renewal options and generally provide that the Company will pay for insurance, taxes, and maintenance.

As of December 31, 2012, the future minimum rental payments required under noncancelable operating leases with initial terms in excess of one year are as follows:

December 31, 2013	$226,537
December 31, 2014	197,004
December 31, 2015	189,504
December 31, 2016	182,004
December 31, 2017	41,292
Thereafter	198,000

Rental expense under operating leases approximated $235,418 in 2012; $226,069 in 2011; and $250,339 in 2010.

Other Operating Expenses	12 Months Ended
Dec. 31, 2012
Other Operating Expenses [Abstract]
OTHER OPERATING EXPENSES

NOTE 15 - OTHER OPERATING EXPENSES

Other operating expenses at December 31 included the following:

	2012	2011	2010
Directors’ fees	$103,250	$115,250	$118,675
Stationery and supplies	173,163	166,602	152,549
Regulatory assessment and deposit insurance	271,721	315,053	422,515
Advertising	211,875	154,380	88,932
Postage and transportation	160,141	164,616	162,462
Other taxes	162,470	176,843	141,095
Service Expense	482,780	382,837	349,319
Other	771,156	823,179	1,043,991

Total	$2,336,556	$2,298,760	$2,479,538

Limitations on Dividends	12 Months Ended
Dec. 31, 2012
Limitations on Dividends [Abstract]
LIMITATIONS ON DIVIDENDS

NOTE 16 - LIMITATIONS ON DIVIDENDS

The approval of the Comptroller of the Currency is required to pay dividends if the total of all dividends declared by a national bank in any calendar year exceeds the total of its net profits (as defined) for the year, combined with its retained net profits of the preceding two years. Under this formula, the Company’s subsidiary bank can declare dividends in 2013, without approval of the Comptroller of the Currency, of approximately $2,552,000, plus an additional amount equal to the bank’s net profit for 2013 up to the date of any such dividend declaration. The subsidiary bank is the primary source of funds to pay dividends to the stockholders of First West Virginia Bancorp, Inc.

Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
INCOME TAX

NOTE 17 - INCOME TAX

The provisions for income taxes at December 31 consist of:

	2012	2011	2010
Currently payable:
Federal	$146,745	$553,812	$278,927
State	78,765	127,605	92,838
Deferred:
Federal	247,295	(321,387)	150,577
State	34,157	(28,414)	(25,546)

Income tax expense	$506,962	$331,616	$496,796

The following temporary differences gave rise to the deferred tax asset (liability) at December 31:

	2012	2011
Allowance for loan losses	$840,354	$955,032
Deferred loan fees	41,582	40,570
Accrued interest on nonperforming loans	543,238	505,681
Deferred compensation	65,793	71,966
Depreciation	(336,439)	(267,652)
Amortization	44,593	58,674
Goodwill	(223,600)	(186,333)
AMT	505,207	552,961
Deferred state income tax	(53,653)	(65,267)
Other, net	-	8,738

Total deferred tax asset - federal	1,427,075	1,674,370
Total deferred tax asset - state	157,805	191,962

	1,584,880	1,866,332
Deferred tax liabilities arising from market adjustments of securities available for sale:
Federal	(1,612,147)	(1,664,876)
State	(275,967)	(284,992)

Net deferred tax liability	$(303,234)	$(83,536)

A reconciliation between the amount of reported income tax expense and the amount computed by applying the statutory federal income tax rate to income before income taxes for the year ended December 31 is as follows:

	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Computed tax at statutory federal rate	$ 1,035,205	34.0%	$ 947,159	34.0%	$ 964,266	34.0%
Plus state income taxes net of federal tax benefits	75,134	2.5%	68,802	2.5%	80,393	2.8%

	1,110,339	36.5%	1,015,961	36.5%	1,044,659	36.8%
Increase (decrease) in taxes resulting from:
Tax exempt income	(748,167)	(24.6)%	(673,431)	(24.2)%	(577,597)	(20.4)%
Nondeductible interest expense	22,479	1.0%	25,349	1.0%	35,161	1.2%
Bank-owned life insurance	(36,231)	(1.2)%	(35,089)	(1.3)%	(35,584)	(1.3)%
Other - net	158,542	5.0%	(1,174)	(0.2)%	30,157	1.1%

Actual tax expense	$506,962	16.7%	$331,616	11.8%	$496,796	17.4%

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
REGULATORY MATTERS

NOTE 18 - REGULATORY MATTERS

The Company and its subsidiary bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of the Company’s and bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company’s and bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk, weighting, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Company and bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to adjusted total assets (as defined).

As of December 31, 2012, the most recent notifications from the Office of the Comptroller of the Currency categorized the bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes has changed the capital category. The capital ratios of the Company and its subsidiary bank, along with the regulatory framework for adequately capitalized and well capitalized institutions are depicted as set forth in the following table:

(Amounts Expressed in Thousands)	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
First West Virginia Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Total Capital (to Risk Weighted Assets)	$32,792	22.13%	$11,856	8.0%	$14,821	10.0%
Tier I Capital (to Risk Weighted Assets)	30,938	20.88%	5,928	4.0%	8,892	6.0%
Tier I Capital (to Adjusted Total Assets)	30,938	10.48%	11,809	4.0%	14,761	5.0%
As of December 31, 2011
Total Capital (to Risk Weighted Assets)	$31,494	21.55%	$11,691	8.0%	$14,614	10.0%
Tier I Capital (to Risk Weighted Assets)	29,662	20.30%	5,845	4.0%	8,768	6.0%
Tier I Capital (to Adjusted Total Assets)	29,662	10.46%	11,340	4.0%	14,175	5.0%
Progressive Bank, N.A.
As of December 31, 2012
Total Capital (to Risk Weighted Assets)	$32,608	22.04%	$11,838	8.0%	$14,798	10.0%
Tier I Capital (to Risk Weighted Assets)	30,754	20.78%	5,919	4.0%	8,879	6.0%
Tier I Capital (to Adjusted Total Assets)	30,754	10.43%	11,798	4.0%	14,747	5.0%
As of December 31, 2011
Total Capital (to Risk Weighted Assets)	$31,269	21.43%	$11,674	8.0%	$14,592	10.0%
Tier I Capital (to Risk Weighted Assets)	29,437	20.17%	5,837	4.0%	8,755	6.0%
Tier I Capital (to Adjusted Total Assets)	29,437	10.39%	11,328	4.0%	14,160	5.0%

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 19 - FAIR VALUE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. generally accepted accounting principles are as follows:

•	Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

•	Level II:	Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

•	Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. This hierarchy requires the use of observable market data when available.

Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loans include observable inputs employed by certified appraisers for similar assets classified as Level III inputs. Other real estate owned is measured at fair value, less cost to sell at the date of foreclosure. Valuations are periodically performed by management and the assets are carried at the lower of carrying amount, or fair value less cost to sell.

The following table presents the assets reported on the balance sheet at their fair value as of December 31, 2012 and December 31, 2011, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2012
(dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$-	$47,295	$-	$47,295
Obligations of states and political subdivisions	-	52,030	-	52,030
Mortgage-backed securities	-	78,678	-	78,678
Equity securities	205	-	-	205

Total securities available for sale:	$205	$178,003	$-	$178,208

Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$2,730	$2,730
Other real estate	$-	$-	$-	$-
Mortgage servicing rights	$-	$-	$47	$47

	December 31, 2011
(dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$-	$36,216	$-	$36,216
Obligations of states and political subdivisions	-	45,304	-	45,304
Mortgage-backed securities	-	69,215	-	69,215
Equity securities	226	-	-	226

Total securities available for sale:	$226	$150,735	$-	$150,961

Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$3,055	$3,055
Other real estate	$-	$-	$138	$138
Mortgage servicing rights	$-	$-	$52	$52

Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Disclosures about Fair Value of Financial Instruments [Abstract]
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 20 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Level 3 inputs were used in determining fair value.

(dollars in thousands)	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired Loans	$2,730	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to - 36.3% (16.2%)
			Liquidation expenses (2)	3.5% to 22.9% (10.3%)

Mortgage Servicing Rights	$47	Discounted Cash Flow	Remaining term	2.9 years to 7 years (3.49 years)

			Discount rate	9.5% to 10.5% (10%)

(1)	The fair value is determined through independent appraisals by certified appraisers of the underlying collateral.
(2)	Appraisals may be adjusted by management for qualitative factors and estimated liquidation expenses. The range and weighted average of liquidation expenses are expressed as a percent of discounted collateral value and other appraisal adjustments are presented as a percentage of the appraised amounts.

The reported fair values of financial instruments are based on a variety of factors. Where possible, fair values represent quoted market prices for identical or comparable instruments. In other cases, fair values have been estimated based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates reflecting varying degrees of risk. Intangible values assigned to customer relationships are not reflected in the reported fair values. Accordingly, the fair values may not represent actual values of the financial instruments that could have been realized as of year end or that will be realized in the future.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

Cash and Cash Equivalents: The carrying amount for cash and cash equivalents is a reasonable estimate of fair value.

Investment Securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.

Loans Held for Sale: Loans held for sale are carried at cost. The fair value is based on what the secondary market would offer for loans with similar characteristics.

Loans: The fair value for net loans is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Bank Owned Life Insurance: The carrying amount of bank owned life insurance represents the cash surrender value of the underlying insurance policies, if such policies were terminated. Management believes that the carrying amount approximates the fair value.

Accrued interest receivable: The carrying amount of accrued interest receivable approximates its fair value.

Deposits: Noninterest bearing and interest bearing demand deposits and savings deposits are valued at the amount payable on demand as of year end. The fair values for time deposits are based on discounted value of cash flows. The discount rates are estimated using rates currently offered for similar instruments with similar remaining maturities.

Federal Funds Purchased and Repurchase Agreements: The carrying amount for federal funds purchased and repurchase agreements are considered to be a reasonable estimate of fair value.

Federal Home Loan Bank borrowings: The fair value of Federal Home Loan Bank borrowings is generally carried at amortized cost. We are required to estimate the fair value of these long-term borrowings. The discounted cash flow method is used to estimate the fair value of Federal Home Loan Bank borrowings.

Accrued Interest Payable: The carrying amount of accrued interest payable approximates it fair value.

Off-Balance-Sheet Instruments: The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. The amount of fees currently charged on commitments is determined to be insignificant and, therefore, the carrying value and fair value of off-balance-sheet instruments are not shown.

The reported fair values of financial instruments are based on a variety of factors. Where possible, fair values represent quoted market prices for identical or comparable instruments. In other cases, fair values have been estimated based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates reflecting varying degrees of risk. Intangible values assigned to customer relationships are not reflected in the reported fair values. Accordingly, the fair values may not represent actual values of the financial instruments that could have been realized as of year end or that will be realized in the future.

The estimates of fair values of financial instruments are summarized as follows at December 31, 2012 and December 31, 2011:

	December 31, 2012
(Amounts Expressed in Thousands)	Level I	Level II	Level III	Total Fair Value
Financial assets:
Cash and cash equivalents	$15,877	$-	$-	$15,877
Investment securities	205	178,003	-	178,208
Loans held for sale		110		110
Loans	-	-	98,303	98,303
Bank owned life insurance	3,625	-	-	3,625
Accrued interest receivable	1,128	-	-	1,128
Financial liabilities:
Deposits	163,526	71,510	-	235,036
Federal funds purchased and repurchase agreements	18,767	-	-	18,767
Federal Home Loan Bank borrowings	-	4,199	-	4,199
Accrued interest payable	163	-	-	163

	2012		2011
(Amounts Expressed in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$15,877	$15,877	$20,917	$20,917
Investment securities	178,208	178,208	150,961	150,961
Loans held for sale	110	110	-	-
Loans	97,206	98,303	106,925	105,733
Bank owned life insurance	3,625	3,625	3,518	3,518

Accrued interest receivable	1,128	1,128	1,140	1,140
Financial liabilities:
Deposits	246,462	235,036	239,177	227,662
Federal funds purchased and repurchase agreements	18,767	18,767	14,014	14,014
Federal Home Loan Bank borrowings	3,606	4,199	3,693	4,233
Accrued interest payable	163	163	218	218

Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Only Financial Statements [Abstract]
CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS

NOTE 21 - CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS

Presented below are the consolidated balance sheets, statements of income, comprehensive income and statements of cash flows for First West Virginia Bancorp, Inc.

BALANCE SHEETS

	December 31,
	2012	2011
ASSETS
Cash	$61,610	$113,387
Investment securities available-for-sale (at fair value)	214,905	228,654
Investment in subsidiary bank	35,518,824	34,301,866
Other assets	103,411	105,969

Total assets	$35,898,750	$34,749,876

LIABILITIES
Deferred compensation	$193,508	$211,664
Accrued expenses	2,469	11,702

Total liabilities	195,977	223,366

STOCKHOLDERS’ EQUITY	35,702,773	34,526,510

Total liabilities and stockholders’ equity	$35,898,750	$34,749,876

STATEMENTS OF INCOME

	Year Ended December 31,
	2012	2011	2010
INCOME
Dividends from subsidiary bank	$1,256,952	$1,256,952	$1,211,520
Gains on sales of investment securities	5,576	1,248	4,258
Other income	121,063	119,839	120,008

Total income	1,383,591	1,378,039	1,335,786

EXPENSES
Other expenses	201,627	178,963	171,246

Total expenses	201,627	178,963	171,246

Income before income taxes and undistributed net income of subsidiary	1,181,964	1,199,076	1,164,540

Income tax benefit	33,735	24,267	9,169

Equity in undistributed net income of subsidiary	1,322,061	1,230,802	1,165,572

NET INCOME	$2,537,760	$2,454,145	$2,339,281

STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2012	2011	2010
Net Income	$2,537,760	$2,454,145	$2,339,281

Other comprehensive income:
Investment securities available for sale
Unrealized holding gains arising during the period	9,983	3,850	19,319
Income tax effect	(3,757)	(1,449)	(7,270)
Reclassification of gains recognized in earnings	(5,576)	(1,248)	(4,258)
Income tax effect	2,098	470	1,602
Equity in other comprehensive income of subsidiary	(105,103)	2,225,695	(843,049)

Total other comprehensive income	$(102,355)	$2,227,318	$(833,656)

Comprehensive income	$2,435,405	$4,681,463	$1,505,625

STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2012	2011	2010
OPERATING ACTIVITIES
Net income	$2,537,760	$2,454,145	$2,339,281
Adjustments to reconcile net income to net cash provided by operating activities:
Change in deferred tax benefit	6,832	8,093	7,365
Undistributed earnings of affiliate	(1,322,061)	(1,230,802)	(1,165,572)
Changes in operating assets and liabilities:
Other assets	(5,933)	(2,462)	9,355
Deferred compensation	(18,156)	(21,506)	(19,569)
Other liabilities	(9,233)	3,177	2,976
Net gains on sales of investment securities	(5,576)	(1,248)	(4,258)

Net cash provided by operating activities	1,183,633	1,209,397	1,169,578

INVESTING ACTIVITIES
Proceeds from sales of securities	115,604	77,332	91,426
Purchases of investment securities	(91,872)	(54,578)	(67,599)

Net cash provided by investing activities	23,732	22,754	23,827

FINANCING ACTIVITIES
Dividends paid	(1,259,142)	(1,256,139)	(1,210,677)

Net cash used in financing activities	(1,259,142)	(1,256,139)	(1,210,677)

Net decrease in cash and cash equivalents	(51,777)	(23,988)	(17,272)

Cash and cash equivalents at beginning of year	113,387	137,375	154,647

Cash and cash equivalents at end of year	$61,610	$113,387	$137,375

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Nature of Operations and Basis of Presentation

Nature of Operations and Basis of Presentation: First West Virginia Bancorp, Inc. (the “Company”) is a West Virginia Company. The Company provides a variety of banking services to individuals and businesses through the branch network of its affiliate bank (the “Bank”). The Bank operates nine full service branches located in Wheeling (3), Wellsburg, Moundsville, New Martinsville, Buckhannon, and Weston, West Virginia and Bellaire, Ohio. Primary deposit products consist of checking accounts, savings accounts, and certificates of deposit. Primary lending products consist of commercial and residential real estate loans, consumer loans, and business loans.

Principles of Consolidation

Principles of Consolidation: The consolidated financial statements of the Company include the financial statements of the parent and its wholly-owned subsidiary, Progressive Bank, N.A. All significant intercompany transactions and accounts have been eliminated in consolidation.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to material change in the near term relate to the determination of the allowance for loan losses and the valuation of deferred tax assets.

Cash and cash equivalents	Cash and cash equivalents: Cash and cash equivalents consist of cash on hand and amounts due from banks and federal funds sold with maturities of less than 90 days.
Investment Securities

Investment Securities: Investment securities are classified at the time of purchase, based on management’s intention and ability, as securities available for sale or held to maturity. Debt securities classified as held to maturity are stated at cost adjusted for amortization of premium and accretion of discount which are computed using the interest method and recognized as adjustments of interest income. Certain other debt and equity securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available-for-sale securities are reported as a separate component of stockholders’ equity, net of tax, until realized. Realized securities gains and losses are computed using the specific identification method. Interest and dividends on investment securities are recognized as income when earned.

Securities are periodically reviewed for other-than-temporary impairment based upon a number of factors, including, but not limited to, the length of time and extent to which the market value has been less than cost, the financial condition of the underlying issuer, the ability of the issuer to meet contractual obligations, the likelihood of the security’s ability to recover any decline in its market value, and management’s intent and ability to hold the security for a period of time sufficient to allow for a recovery in market value. Among the factors that are considered in determining management’s intent and ability is a review of the Company’s capital adequacy, interest rate risk position and liquidity. The assessment of a security’s ability to recover any decline in market value, the ability of the issuer to meet contractual obligations and management’s intent and ability requires considerable judgment. Once a decline in value is determined to be other than temporary, if the investor does not intend to sell the security, and it is more-likely-than-not that it will not be required to sell the security, before recovery of the security’s amortized cost basis, the charge to earnings is limited to the amount of credit loss. Any remaining difference between fair value and amortized cost (the difference defined as the non-credit portion) is recognized in other comprehensive income, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings. At December 31, 2012, 2011 and 2010, there were no investment securities identified by management to be other-than-temporarily impaired. If investments decline in fair value due to adverse changes in the financial markets, charges to income could occur in future periods.

Common stock of the Federal Home Loan Bank (“FHLB”) of Pittsburgh and the Federal Reserve Bank represents ownership interest in institutions that are wholly owned by other financial institutions. These equity securities are accounted for at cost and are classified with other assets. The Bank is a member of the FHLB and, as such, is required to maintain a minimum investment in stock of the FHLB that varies with the level of advances outstanding with the FHLB. The stock is bought from and sold to the FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and, as such, is classified as restricted stock, carried at cost and evaluated by management. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the FHLB as compared with the capital stock amount and the length of time this situation has persisted, (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance, (c) the impact of legislative and regulatory changes on the customer base of the FHLB, and (d) the liquidity position of the FHLB.

Loans and Loans Held for Sale

Loans and Loans Held for Sale: Loans are generally reported at the principal balance outstanding, net of unearned income. Interest income on loans is accrued based on the principal outstanding. It is the Company’s policy to discontinue the accrual of interest when either the principal or interest is past due 90 days or more, unless the loan is both well secured and in the process of collection. It is the Company’s policy not to recognize interest income on specific impaired loans unless the likelihood of future loss is remote. Interest payments received on such loans are applied as a reduction of the loan principal balance. Nonaccrual loans may be returned to accrual status when none of its principal and interest payments are due and there has been a sustained period of repayment performance. Loan origination and commitment fees and certain direct loan origination costs are deferred and the net amount amortized over the contractual life of the related loans or commitments as an adjustment of the related loan’s yield. Loans held for sale are carried at the lower of cost or estimated market value in the aggregate. There was one loan held for sale at December 31, 2012 amounting to $109,800. The Company had no loans held for sale as of December 31, 2011.

The Company has entered into an agreement with the Federal Home Loan Bank of Pittsburgh (“FHLB”) under which the bank may sell conforming one-to-four family residential mortgage loans to the FHLB. The current agreement dated December 28, 2011 provides for a maximum commitment of $5,000,000. This commitment expires on December 28, 2013. Loans sold to the FHLB are sold with limited recourse or credit risk based upon utilization of the original commitment. The bank also maintains the servicing of these loans, for which it is paid a servicing fee. The total amount of loans sold and outstanding to the FHLB were $10,267,649 and $9,470,840 as of December 31, 2012 and 2011, respectively. These loans were also subject to recourse obligation or credit risk in the amount of $346,249 and $383,269 at December 31, 2012 and 2011, respectively. The amount of income recognized as of a result of this agreement was $96,246, $79,965 and $69,565 for the years ending December 31, 2012, 2011 and 2010, respectively.

Allowance for Loan Losses

Allowance for Loan Losses: The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses that is charged to operations. The provision is based on management’s evaluation of the adequacy of the allowance for loan losses which encompasses the overall risk characteristics of the various portfolio segments, past experience with losses, the impact of economic conditions on borrowers, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to significant changes in the near term.

Management tracks and assigns a historical loss percentage for each loan rating category within each loan type. A rolling three-year historical loss ratio is used, calculated on a quarterly basis.

Management currently utilizes nine qualitative factors that are adjusted based on changes in the lending environment and economic conditions. The qualitative factors include the following: levels of and trends in delinquencies, non-accruals, and charge-offs; trends within the loan portfolio; changes in lending policies and procedures; experience of lending personnel and management oversight; national and local economic trends; concentrations of credit; external factors such as legal and regulatory requirements; changes in the quality of loan review and Board oversight; and changes in the value of underlying collateral. The number of qualitative factors can change. Factors can be added for new risks or taken away if the risk no longer applies. Each loan type will have its own risk profile and management will evaluate and adjust each qualitative factor for each loan type quarterly, if necessary. For example, if one area of the loan portfolio is experiencing sharp increases in growth, it is likely the qualitative factor for trends in the loan portfolio would be increased for that loan type. As levels of delinquencies and non-accrual loans decline for commercial real estate and commercial loans it is likely that factor would be reduced.

In terms of the Company’s loan portfolio, the commercial and industrial loans and commercial real estate loans are deemed to have more risk than the consumer real estate loans and other consumer loans in the portfolio. The commercial loans not secured by real estate are highly dependent on financial condition and are more dependent on economic conditions. The commercial loans secured by real estate are also dependent on economic conditions but generally have stronger forms of collateral. More recently, commercial real estate has been negatively impacted by devaluation so these commercial loans carry a higher qualitative factor for changes in the value of collateral. The commercial loans and commercial real estate loans have historically been responsible for the majority of the Company’s delinquencies, non-accrual loans, and charge-offs so both of these categories carry higher qualitative factors than consumer real estate loans and other consumer loans. The Company has historically experienced very low levels of consumer real estate and consumer loan charge-offs so these qualitative factors are set lower than the commercial real estate and commercial and industrial loans.

Mortgage loans secured by one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all circumstances concerning the loan, the credit worthiness and payment history of the borrower, the length of the payment delay, and the amount of shortfall in relation to the principal and interest owed.

Impaired loans are loans for which it is probable the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of “impaired loans” is not the same as the definition of “nonaccrual loans,” although the two categories overlap.

The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectibility while not classifying the loan as impaired, provided the loan is not a commercial or commercial real estate classification. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of loans is determined by the difference between the present value of the expected cash flows related to the loan, using the original interest rate, and its recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Individual loan reviews are based upon specific quantitative and qualitative criteria, including the size of the loan, loan quality ratings, value of collateral, repayment ability of borrowers, and historical experience factors. The historical experience factors utilized for individual loan reviews are based upon past loss experience, known trends in losses and delinquencies, the growth of loans in particular markets and industries, and known changes in economic conditions in the particular lending markets. Allowances for homogeneous loans (such as residential mortgage loans, personal loans, etc.) are evaluated based upon historical loss experience, trends in losses and delinquencies, growth of loans in particular markets, and known changes in economic conditions in each lending market. There can be no assurance the allowance for loan losses will be adequate to cover all losses, but management believes the allowance for loan losses in the amount of $2,181,451 at December 31, 2012, was adequate to provide for probable losses from existing loans based on information currently available. While management uses available information to provide for loan losses, the ultimate collectibility of a substantial portion of the loan portfolio, and the need for future additions to the allowance, will be based on changes in economic conditions and other relevant factors. As such, an adverse change in economic activity could reduce cash flows for both commercial and individual borrowers, which would likely cause the Company to experience increases in problem assets, delinquencies and losses on loans.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets Goodwill resulted from the Company’s purchase of a less-than-whole financial institution (the “branch”). The goodwill value of $1.6 million is supported ultimately by revenue that is driven by the volume of business transacted. A decline in earnings as a result of a lack of growth or the inability to deliver cost effective services over sustained periods can lead to impairment of goodwill that could adversely impact earnings in future periods.

Goodwill is periodically reviewed for impairment. No impairment losses were recognized. Additionally, future events could cause management to conclude that impairment indicators exist and that the goodwill is impaired, which would result in the Company recording an impairment loss. Any resulting impairment loss could have a material, adverse impact on the Company’s financial condition and results of operations.

Mortgage Servicing Rights ("MSRs")

Mortgage Servicing Rights (“MSRs”): The Company has agreements for the express purpose of selling loans in the secondary market. The Company maintains all servicing rights for these loans. Originated MSRs are recorded by allocating total costs incurred between the loan and servicing rights based on their relative fair values. MSRs are amortized in proportion to the estimated servicing income over the estimated life of the servicing portfolio. Impairment is evaluated based on the fair value of the right, based on portfolio interest rates and prepayment characteristics.

Bank-owned Life Insurance

Bank-owned Life Insurance: Bank owned life insurance consists of investments in life insurance policies on executive officers and other members of the bank’s management. The policies are carried at their net cash surrender value. Changes in the policy value are recorded as an adjustment to the carrying value with the corresponding amount recognized as non-interest income or expense. Earnings on these policies are based on the net earnings on the cash surrender value of the policies. The net cash surrender value of bank-owned life insurance was $3,625,013 and $3,518,450 at December 31, 2012 and 2011, respectively. The death benefit value of the bank-owned life insurance at December 31, 2012 and 2011 was $8.8 million. An agreement has been executed with all officers whereby a $40,000 death benefit is payable upon the participant’s death while employed by the Company to their designated beneficiary

Advertising Costs	Advertising Costs: Advertising costs are expensed as the costs are incurred. Advertising expenses amounted to $211,875, $154,380 and $88,932 for 2012, 2011, and 2010, respectively.
Premises and Equipment

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Provisions for depreciation and amortization are computed generally using the straight-line method over the estimated useful lives of the assets. When units of property are disposed of, the premises and equipment accounts are relieved of the cost and the accumulated depreciation related to such units. Any resulting gains or losses are credited to or charged against income. Cost of repairs and maintenance is charged to expense as incurred. Additions and improvements are capitalized at cost.

Transfers of Financial Assets

Transfers of Financial Assets: Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Other Real Estate Owned

Other Real Estate Owned: Other real estate owned are carried at the lower of cost or their estimated current fair value, less estimated costs to sell and are included in other assets. Other real estate owned consist primarily of properties acquired through, or in lieu of foreclosures. Any subsequent declines in fair value, and gains or losses on the disposition of these assets are credited to or charged against income.

Income Taxes

Income Taxes: The Company and its subsidiary file a consolidated federal income tax return. There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Statement of Income. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred income tax expenses or benefits are based on the changes in the deferred tax asset or liability from period to period.

Earnings Per Common Share

Earnings Per Common Share: Earnings per common share are calculated by dividing net income by the weighted-average number of shares of common stock outstanding during the year. The Company has no securities which would be considered potential common stock.

Stock Dividend

Stock Dividend: In November 2012, the Company declared a 4% stock dividend to stockholders of record on December 19, 2012. The Company also declared a 4% stock dividend in October 2010 to stockholders of record on December 20, 2010. All common share data includes the effect of the stock dividend.

Recent Accounting Pronouncements

Recent Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2012. Early application by public entities is not permitted. The expanded disclosures have been provided in Notes 19 and 20.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The Company has provided the necessary disclosure in the Consolidated Statements of Comprehensive Income.

In December 2011, the FASB issued ASU 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2013, and interim and annual periods thereafter. Early adoption is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. In order to defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this Update supersede certain pending paragraphs in Update 2011-05. Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. Nonpublic entities should begin applying these requirements for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The Company has provided the necessary disclosure in the Statement of Comprehensive Income.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of Update 2011-11. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company is currently evaluating the impact that these disclosures will have on its financial statements.

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
The amortized cost and estimated fair values of investment securities

	(Expressed in thousands) December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$47,101	$201	$(7)	$47,295
Obligations of states and political subdivisions	48,393	3,692	(55)	52,030
Mortgage-backed securities	77,513	1,218	(53)	78,678
Equity securities	183	22	-	205

Total available-for-sale	173,190	5,133	(115)	178,208

Total	$173,190	$5,133	$(115)	$178,208

	(Expressed in thousands) December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$36,014	$202	$-	$36,216
Obligations of states and political subdivisions	42,154	3,150	-	45,304
Mortgage-backed securities	67,402	1,820	(7)	69,215
Equity securities	209	17	-	226

Total available-for-sale	145,779	5,189	(7)	150,961

Total	$145,779	$5,189	$(7)	$150,961

The gross unrealized losses and fair value for investment securities, by investment category and continuous unrealized loss position time

	(Expressed in thousands) 2012
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$6,993	$(7)	$-	$-	$6,993	$(7)
Obligations of states and political subdivisions	2,721	(55)	-	-	2,721	(55)
Mortgage-backed securities	23,752	(52)	82	(1)	23,834	(53)

Total debt securities	33,466	(114)	82	(1)	33,548	(115)

Equity securities	-	-	-	-	-	-

Total	$33,466	$(114)	$82	$(1)	$33,548	$(115)

	(Expressed in thousands) 2011
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$-	$-	$-	$-	$-	$-
Obligations of states and political subdivisions	-	-	-	-	-	-
Mortgage-backed securities	2,008	(6)	112	(1)	2,120	(7)

Total debt securities	2,008	(6)	112	(1)	2,120	(7)

Equity securities	-	-	-	-	-	-

Total	$2,008	$(6)	$112	$(1)	$2,120	$(7)

The amortized cost and fair value of investment securities, by contractual maturity

	Securities Available-for-Sale
	Amortized Cost	Fair Value
Due in one year or less	$980	$1,000
Due after one year through five years	7,101	7,192
Due after five years through ten years	60,527	61,881
Due after ten years	26,886	29,252

	95,494	99,325
Mortgage-backed securities	77,513	78,678
Equity securities	183	205

Total	$173,190	$178,208

Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Leases [Abstract]
Summary of loans outstanding

	(Expressed in Thousands)
	2012	2011
Consumer Real Estate:
Construction	$730	$295
Farmland	239	213
Residential 1-4 Family	22,439	24,961
Home Equity Loans	1,960	2,380
Home Equity Lines of Credit	3,157	2,303

Total Consumer Real Estate	28,525	30,152
Commercial Real Estate:
Non-farm, non-residential	41,164	49,146
Multifamily (5 or more) residential properties	8,986	7,222

Total Commercial Real Estate	50,150	56,368
Commercial and Other Loans:
Commercial	5,626	4,354
Non-rated industrial development obligations	9,954	11,508
Other loans	23	76

Total Commercial and Other Loans	15,603	15,938
Consumer Loans:
Installment and other loans to individuals	4,668	6,484
Credit Cards	563	606

Total Consumer Loans	5,231	7,090

Total loans	99,509	109,548
Less unearned interest and deferred fees	122	119

Net loans	$99,387	$109,429

Summary of contractual aging of the loans in past due, by class of loans

	December 31, 2012
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or more Past Due	Total Past Due	Total Loans	90 Days or more Past Due and Accruing
Commercial and Other Loans	$15,515	$65	$-	$23	$88	$15,603	$-
Commercial real estate	47,261	31	-	2,858	2,889	50,150	-
Consumer real estate	28,006	139	295	85	519	28,525	-
Consumer	5,214	4	7	6	17	5,231	-
Unearned interest and deferred fees	(122)	-	-	-	-	(122)	-

Total loans	$95,874	$239	$302	$2,972	$3,513	$99,387	$-

Non-accrual loans included above are as follows:
Commercial and Other Loans	$8	$-	$-	$23	$23	$31	$-
Commercial real estate	257	-	-	2,858	2,858	3,115	-
Consumer real estate	195	108	-	85	193	388	-
Consumer	10	-	1	6	7	17	-

Total non-accrual loans	$470	$108	$1	$2,972	$3,081	$3,551	$-

	December 31, 2011
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or more Past Due	Total Past Due	Total Loans	90 Days or more Past Due and Accruing
Commercial and Other Loans	$15,655	$257	$-	$26	$283	$15,938	$-
Commercial real estate	52,727	409	36	3,196	3,641	56,368	-
Consumer real estate	29,681	221	140	110	471	30,152	-
Consumer	7,040	9	17	24	50	7,090	-
Unearned interest and deferred fees	(119)	-	-	-	-	(119)	-

Total loans	$104,984	$896	$193	$3,356	$4,445	$109,429	$-

Non-accrual loans included above are as follows:
Commercial and Other Loans	$13	$-	$-	$26	$26	$39	$-
Commercial real estate	253	84	-	3,196	3,280	3,533	-
Consumer real estate	232	105	-	110	215	447	-
Consumer	-	-	3	24	27	27	-

Total non-accrual loans	$498	$189	$3	$3,356	$3,548	$4,046	$-

The risk category of loans by class of loan based on the most recent analysis

December 31, 2012	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$15,572	$-	$31	$-	$15,603
Commercial Real Estate	39,873	3,465	6,812	-	50,150
Construction and Farmland	969	-	-	-	969

Total	$56,414	$3,465	$6,843	$-	$66,722

Current	$56,349	$3,465	$3,728	$-	$63,542
Past Due 30-59 days	65	-	-	-	65
Past Due 60-89 days	-	-	-	-	-
Past Due 90 days or more	-	-	-	-	-
Non- accrual	-	-	3,115	-	3,115

Total	$56,414	$3,465	$6,843	$-	$66,722

December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$15,882	$-	$56	$-	$15,938
Commercial Real Estate	43,067	5,807	6,786	708	56,368
Construction and Farmland	508	-	-	-	508

Total	$59,457	$5,807	$6,842	$708	$72,814

Current	$59,164	$5,807	$3,653	$-	$68,624
Past Due 30-59 days	257	-	325	-	582
Past Due 60-89 days	36	-	-	-	36
Past Due 90 days or more	-	-	-	-	-
Non- accrual	-	-	2,864	708	3,572

Total	$59,457	$5,807	$6,842	$708	$72,814

The recorded investment of loans by class of loan based on payment activity

2012	Performing	Non-performing	Total
Consumer	$5,214	$17	$5,231
Consumer Real Estate	28,247	388	28,635

Total	$33,461	$405	$33,866

2011	Performing	Non-performing	Total
Consumer	$7,063	$27	$7,090
Consumer Real Estate	29,705	447	30,152

Total	$36,768	$474	$37,242

	December 31,
	2012	2011	2010
Average investment in impaired loans	$3,646	$4,235	$5,062

Related allowance for loan losses	642	836	256

Partial charge-offs	-	-	-

Interest income recognized on a cash basis on impaired loans	-	-	-

Summary of impaired loans

	December 31, 2012
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and Other Loans	$31	$8	$23	$31	$23
Commercial real estate	3,115	537	2,578	3,115	619
Consumer real estate	226	226	-	226	-

Total	$3,372	$771	$2,601	$3,372	$642

	December 31, 2011
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and Other Loans	$46	$39	$7	$46	$7
Commercial real estate	3,533	1,056	2,477	3,533	829
Consumer real estate	312	312	-	312	-

Total	$3,891	$1,407	$2,484	$3,891	$836

Average recorded investment

	Average Recorded Investment
	December 31, 2012	December 31, 2011
Commercial and Other Loans	32	46
Commercial real estate	3,112	3,807
Consumer real estate	502	382

Total	$3,646	$4,235

Troubled debt restructurings on financing receivables

	December 31, 2012			December 31, 2011
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial and Other Loans	-	$-	$-	-	$-	$-
Commercial real estate	3	2,768	2,231	4	3,935	2,594
Consumer real estate	2	27	21	1	23	22

Total	5	$2,795	$2,252	5	$3,958	$2,616

Troubled Debt Restructurings That subsequently defaulted
Commercial and Other Loans	-	$-	$-	-	$-	$-
Commercial real estate	2	2,513	2,094	3	3,680	2,388
Consumer real estate	1	23	18	1	23	22

Total	3	$2,536	$2,112	4	$3,703	$2,410

Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Schedule of Impairment on the allowance for loan losses, by class of loans

2012	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$179	$2,082	$193	$50	$2,504
Charge-offs	-	(87)	-	(9)	(96)
Recoveries	-	15	-	6	21
Provision	-	(248)	-	-	(248)

Ending Balance	$179	$1,762	$193	$47	$2,181

Loans individually evaluated for impairment	$23	$619	$-	$-	$642
Loans collectively evaluated for impairment	156	1,143	193	47	1,539

Ending Balance	$179	$1,762	$193	$47	$2,181

2011	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$212	$1,511	$272	$64	$2,059
Charge-offs	(8)	(156)	(28)	(19)	(211)
Recoveries	2	45	-	9	56
Provision	(27)	682	(51)	(4)	600

Ending Balance	$179	$2082	$193	$50	$2,504

Loans individually evaluated for impairment	$7	$829	$-	$-	$836
Loans collectively evaluated for impairment	172	1,253	193	50	1,668

Ending Balance	$179	$2,082	$193	$50	$2,504

2010	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$203	$1,345	$267	$79	$1,894
Charge-offs	(14)	-	-	(51)	(65)
Recoveries	-	-	-	10	10
Provision	23	166	5	26	220

Ending Balance	$212	$1511	$272	$64	$2,059

Loans individually evaluated for impairment	$-	$256	$-	$-	$256
Loans collectively evaluated for impairment	212	1,255	272	64	1,803

Ending Balance	$212	$1,511	$272	$64	$2,059

Schedule of loans which are individually evaluated for impairment, by class of loans

2012	Commercial and Other	Commercial Real Estate	Consumer Real Estate	Consumer	Unearned Discounts	Total
Loans individually evaluated	$31	$3,115	$226	$-	$-	$3,372
Loans collectively evaluated	15,572	47,035	28,409	5,231	(122)	96,125

Ending Balance	$15,603	$50,150	$28,635	$5,231	$(122)	$99,497

2011
Loans individually evaluated	$46	$3,533	$312	$-	$-	$3,891
Loans collectively evaluated	15,892	52,835	29,840	7,090	(119)	105,538

Ending Balance	$15,938	$56,368	$30,152	$7,090	$(119)	$109,429

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and equipment are stated at cost, less accumulated depreciation

	December 31,		Original Useful Life Years
	2012	2011
Land	$1,974,527	$1,973,014
Land improvements	493,195	338,069	15
Leasehold improvements	1,083,051	1,063,735	15
Buildings	5,440,002	5,193,157	39
Furniture, fixtures & equipment	5,147,358	5,130,953	3 - 7

Total	14,138,133	13,698,928
Less accumulated depreciation	7,638,477	7,781,209

Premises and equipment, net	$6,499,656	$5,917,719

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
The composition of the bank's deposits

	(Expressed in Thousands) 2012
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$32,614	$42,866	$90,252	$67,254
United States Government	-	-	-	-
States and political subdivisions	646	5,558	3,546	2,969
Commercial banks and other depository institutions	162	-	105	490

Total	$33,422	$48,424	$93,903	$70,713

	(Expressed in Thousands) 2011
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$31,319	$41,702	$80,857	$70,125
United States Government	1	-	-	-
States and political subdivisions	540	6,189	4,723	3,176
Commercial banks and other depository institutions	55	-	-	490

Total	$31,915	$47,891	$85,580	$73,791

Contractual maturities of time deposits of $100,000 or more, domestic

Due in 3 months or less	$5,008,000
Due in over three through six months	3,356,000
Due in over six through twelve months	3,039,000
Due in over twelve months	11,317,000

Total	$22,720,000

Summary of maturity distribution of time certificates of deposits

Due in 2013	$37,271,000
Due in 2014	13,279,000
Due in 2015	8,040,000
Due in 2016	6,262,000
Due in 2017	5,660,000
Due in 2018 and thereafter	201,000

Total	$ 70,713,000

Federal Funds Purchased and Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Federal Funds Purchased and Repurchase Agreements [Abstract]
Information related to repurchase agreements and federal funds purchased

	Repurchase Agreements		Federal Funds Purchased
	2012	2011	2012	2011
Balance at end of year	$16,766,590	$14,013,506	$2,000,000	$-

Average balance during the year	17,361,715	14,614,114	49,180	76,851

Maximum month-end balance	19,653,770	16,912,195	2,000,000	-

Weighted-average rate during the year	.70%	.74%	.54%	1.01%

Rate at December 31.71%		.68%	.20%	-

Federal Home Loan Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Borrowings [Abstract]
Summary of contractual maturities of FHLB borrowings

December 31, 2013	$90,832
December 31, 2014	95,267
December 31, 2015	99,919
December 31, 2016	104,800
December 31, 2017	109,918
Thereafter	3,105,675

$3,606,411

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of financial instruments representing credit risk

	2012	2011
Commitments to extend credit	$20,560,000	$15,191,000
Standby letters of credit	163,000	180,000

Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Concentrations of Credit Risk [Abstract]
Concentrations of credit

	Amount	Percent of Tier 1 Capital
Lessors of Nonresidential Buildings	$9,523,180	31.0%

Lessors of Residential Buildings and Dwellings	$12,513,446	40.7%

General Government Support	$13,438,717	43.7%

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Analysis of loan activity to directors, executive officers, and associates of the Company and its subsidiary

	December 31,
	2012	2011
Balance, January 1	$3,971,083	$1,923,847
New loans during the period	350,000	2,891,602
Repayments during the period	(1,014,671)	(844,366)

Ending balance	$3,306,412	$3,971,083

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum rental payments required under noncancelable operating leases with initial terms in excess of one year

December 31, 2013	$226,537
December 31, 2014	197,004
December 31, 2015	189,504
December 31, 2016	182,004
December 31, 2017	41,292
Thereafter	198,000

Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Operating Expenses [Abstract]
Summary of other operating expenses

	2012	2011	2010
Directors’ fees	$103,250	$115,250	$118,675
Stationery and supplies	173,163	166,602	152,549
Regulatory assessment and deposit insurance	271,721	315,053	422,515
Advertising	211,875	154,380	88,932
Postage and transportation	160,141	164,616	162,462
Other taxes	162,470	176,843	141,095
Service Expense	482,780	382,837	349,319
Other	771,156	823,179	1,043,991

Total	$2,336,556	$2,298,760	$2,479,538

Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Summary of provisions for income taxes

	2012	2011	2010
Currently payable:
Federal	$146,745	$553,812	$278,927
State	78,765	127,605	92,838
Deferred:
Federal	247,295	(321,387)	150,577
State	34,157	(28,414)	(25,546)

Income tax expense	$506,962	$331,616	$496,796

Summary of deferred tax asset (liability) arising from temporary differences

	2012	2011
Allowance for loan losses	$840,354	$955,032
Deferred loan fees	41,582	40,570
Accrued interest on nonperforming loans	543,238	505,681
Deferred compensation	65,793	71,966
Depreciation	(336,439)	(267,652)
Amortization	44,593	58,674
Goodwill	(223,600)	(186,333)
AMT	505,207	552,961
Deferred state income tax	(53,653)	(65,267)
Other, net	-	8,738

Total deferred tax asset - federal	1,427,075	1,674,370
Total deferred tax asset - state	157,805	191,962

	1,584,880	1,866,332
Deferred tax liabilities arising from market adjustments of securities available for sale:
Federal	(1,612,147)	(1,664,876)
State	(275,967)	(284,992)

Net deferred tax liability	$(303,234)	$(83,536)

Effective income tax rate reconciliation

	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Computed tax at statutory federal rate	$ 1,035,205	34.0%	$ 947,159	34.0%	$ 964,266	34.0%
Plus state income taxes net of federal tax benefits	75,134	2.5%	68,802	2.5%	80,393	2.8%

	1,110,339	36.5%	1,015,961	36.5%	1,044,659	36.8%
Increase (decrease) in taxes resulting from:
Tax exempt income	(748,167)	(24.6)%	(673,431)	(24.2)%	(577,597)	(20.4)%
Nondeductible interest expense	22,479	1.0%	25,349	1.0%	35,161	1.2%
Bank-owned life insurance	(36,231)	(1.2)%	(35,089)	(1.3)%	(35,584)	(1.3)%
Other - net	158,542	5.0%	(1,174)	(0.2)%	30,157	1.1%

Actual tax expense	$506,962	16.7%	$331,616	11.8%	$496,796	17.4%

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Schedule of capital ratios and the capital amounts compliance with regulatory framework for adequately capitalized and well capitalized institutions, by the company and its subsidiary bank

(Amounts Expressed in Thousands)	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
First West Virginia Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Total Capital (to Risk Weighted Assets)	$32,792	22.13%	$11,856	8.0%	$14,821	10.0%
Tier I Capital (to Risk Weighted Assets)	30,938	20.88%	5,928	4.0%	8,892	6.0%
Tier I Capital (to Adjusted Total Assets)	30,938	10.48%	11,809	4.0%	14,761	5.0%
As of December 31, 2011
Total Capital (to Risk Weighted Assets)	$31,494	21.55%	$11,691	8.0%	$14,614	10.0%
Tier I Capital (to Risk Weighted Assets)	29,662	20.30%	5,845	4.0%	8,768	6.0%
Tier I Capital (to Adjusted Total Assets)	29,662	10.46%	11,340	4.0%	14,175	5.0%
Progressive Bank, N.A.
As of December 31, 2012
Total Capital (to Risk Weighted Assets)	$32,608	22.04%	$11,838	8.0%	$14,798	10.0%
Tier I Capital (to Risk Weighted Assets)	30,754	20.78%	5,919	4.0%	8,879	6.0%
Tier I Capital (to Adjusted Total Assets)	30,754	10.43%	11,798	4.0%	14,747	5.0%
As of December 31, 2011
Total Capital (to Risk Weighted Assets)	$31,269	21.43%	$11,674	8.0%	$14,592	10.0%
Tier I Capital (to Risk Weighted Assets)	29,437	20.17%	5,837	4.0%	8,755	6.0%
Tier I Capital (to Adjusted Total Assets)	29,437	10.39%	11,328	4.0%	14,160	5.0%

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of assets carried at fair value on recurring and nonrecurring basis

	December 31, 2012
(dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$-	$47,295	$-	$47,295
Obligations of states and political subdivisions	-	52,030	-	52,030
Mortgage-backed securities	-	78,678	-	78,678
Equity securities	205	-	-	205

Total securities available for sale:	$205	$178,003	$-	$178,208

Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$2,730	$2,730
Other real estate	$-	$-	$-	$-
Mortgage servicing rights	$-	$-	$47	$47

	December 31, 2011
(dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$-	$36,216	$-	$36,216
Obligations of states and political subdivisions	-	45,304	-	45,304
Mortgage-backed securities	-	69,215	-	69,215
Equity securities	226	-	-	226

Total securities available for sale:	$226	$150,735	$-	$150,961

Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$3,055	$3,055
Other real estate	$-	$-	$138	$138
Mortgage servicing rights	$-	$-	$52	$52

Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosures about Fair Value of Financial Instruments [Abstract]
Additional quantitative information about assets measured at fair value on a nonrecurring basis

(dollars in thousands)	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired Loans	$2,730	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to - 36.3% (16.2%)
			Liquidation expenses (2)	3.5% to 22.9% (10.3%)

Mortgage Servicing Rights	$47	Discounted Cash Flow	Remaining term	2.9 years to 7 years (3.49 years)

			Discount rate	9.5% to 10.5% (10%)

(1)	The fair value is determined through independent appraisals by certified appraisers of the underlying collateral.
(2)	Appraisals may be adjusted by management for qualitative factors and estimated liquidation expenses. The range and weighted average of liquidation expenses are expressed as a percent of discounted collateral value and other appraisal adjustments are presented as a percentage of the appraised amounts.

Estimates of fair values of financial instruments

	December 31, 2012
(Amounts Expressed in Thousands)	Level I	Level II	Level III	Total Fair Value
Financial assets:
Cash and cash equivalents	$15,877	$-	$-	$15,877
Investment securities	205	178,003	-	178,208
Loans held for sale		110		110
Loans	-	-	98,303	98,303
Bank owned life insurance	3,625	-	-	3,625
Accrued interest receivable	1,128	-	-	1,128
Financial liabilities:
Deposits	163,526	71,510	-	235,036
Federal funds purchased and repurchase agreements	18,767	-	-	18,767
Federal Home Loan Bank borrowings	-	4,199	-	4,199
Accrued interest payable	163	-	-	163

	2012		2011
(Amounts Expressed in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$15,877	$15,877	$20,917	$20,917
Investment securities	178,208	178,208	150,961	150,961
Loans held for sale	110	110	-	-
Loans	97,206	98,303	106,925	105,733
Bank owned life insurance	3,625	3,625	3,518	3,518

Accrued interest receivable	1,128	1,128	1,140	1,140
Financial liabilities:
Deposits	246,462	235,036	239,177	227,662
Federal funds purchased and repurchase agreements	18,767	18,767	14,014	14,014
Federal Home Loan Bank borrowings	3,606	4,199	3,693	4,233
Accrued interest payable	163	163	218	218

Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Only Financial Statements [Abstract]
Balance Sheets

BALANCE SHEETS

	December 31,
	2012	2011
ASSETS
Cash	$61,610	$113,387
Investment securities available-for-sale (at fair value)	214,905	228,654
Investment in subsidiary bank	35,518,824	34,301,866
Other assets	103,411	105,969

Total assets	$35,898,750	$34,749,876

LIABILITIES
Deferred compensation	$193,508	$211,664
Accrued expenses	2,469	11,702

Total liabilities	195,977	223,366

STOCKHOLDERS’ EQUITY	35,702,773	34,526,510

Total liabilities and stockholders’ equity	$35,898,750	$34,749,876

Statements of Income

STATEMENTS OF INCOME

	Year Ended December 31,
	2012	2011	2010
INCOME
Dividends from subsidiary bank	$1,256,952	$1,256,952	$1,211,520
Gains on sales of investment securities	5,576	1,248	4,258
Other income	121,063	119,839	120,008

Total income	1,383,591	1,378,039	1,335,786

EXPENSES
Other expenses	201,627	178,963	171,246

Total expenses	201,627	178,963	171,246

Income before income taxes and undistributed net income of subsidiary	1,181,964	1,199,076	1,164,540

Income tax benefit	33,735	24,267	9,169

Equity in undistributed net income of subsidiary	1,322,061	1,230,802	1,165,572

NET INCOME	$2,537,760	$2,454,145	$2,339,281

Statements of Comprehensive Income

STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2012	2011	2010
Net Income	$2,537,760	$2,454,145	$2,339,281

Other comprehensive income:
Investment securities available for sale
Unrealized holding gains arising during the period	9,983	3,850	19,319
Income tax effect	(3,757)	(1,449)	(7,270)
Reclassification of gains recognized in earnings	(5,576)	(1,248)	(4,258)
Income tax effect	2,098	470	1,602
Equity in other comprehensive income of subsidiary	(105,103)	2,225,695	(843,049)

Total other comprehensive income	$(102,355)	$2,227,318	$(833,656)

Comprehensive income	$2,435,405	$4,681,463	$1,505,625

Statements of Cash Flows

STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2012	2011	2010
OPERATING ACTIVITIES
Net income	$2,537,760	$2,454,145	$2,339,281
Adjustments to reconcile net income to net cash provided by operating activities:
Change in deferred tax benefit	6,832	8,093	7,365
Undistributed earnings of affiliate	(1,322,061)	(1,230,802)	(1,165,572)
Changes in operating assets and liabilities:
Other assets	(5,933)	(2,462)	9,355
Deferred compensation	(18,156)	(21,506)	(19,569)
Other liabilities	(9,233)	3,177	2,976
Net gains on sales of investment securities	(5,576)	(1,248)	(4,258)

Net cash provided by operating activities	1,183,633	1,209,397	1,169,578

INVESTING ACTIVITIES
Proceeds from sales of securities	115,604	77,332	91,426
Purchases of investment securities	(91,872)	(54,578)	(67,599)

Net cash provided by investing activities	23,732	22,754	23,827

FINANCING ACTIVITIES
Dividends paid	(1,259,142)	(1,256,139)	(1,210,677)

Net cash used in financing activities	(1,259,142)	(1,256,139)	(1,210,677)

Net decrease in cash and cash equivalents	(51,777)	(23,988)	(17,272)

Cash and cash equivalents at beginning of year	113,387	137,375	154,647

Cash and cash equivalents at end of year	$61,610	$113,387	$137,375

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 QualitativeFactor Store	Dec. 31, 2011	Dec. 31, 2010	Dec. 19, 2012	Dec. 20, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of Stores	9
Affiliated bank branches, locations	Wheeling (3), Wellsburg, Moundsville, New Martinsville, Buckhannon, and Weston, West Virginia and Bellaire, Ohio.
Federal funds sold with maturities of less than, days	90 days
Investment securities identified by management other-than-temporarily impaired	$ 0	$ 0	$ 0
Federal Home Loan Bank stock, par value	$ 100
Accrual of interest is discontinued once principal or interest is past due, days	90 days
Loans held for sale	109,800	0
Loans classified as impaired with minimum payment delays	90 days
1-4 family residential mortgage loans, maximum commitment to sell to the FHLB, agreement date	Dec 28, 2011
Maximum commitment under the agreement, to sell 1-4 family residential mortgage loans to the FHLB	5,000,000
1-4 family residential mortgage loans, maximum commitment to sell to the FHLB, agreement expiry	Dec 28, 2013
1-4 family residential mortgage loans, sale to the Federal Home Loan Bank, amount of loans sold and outstanding	10,267,649	9,470,840
1-4 family residential mortgage loans, sale to the Federal Home Loan Bank, amount of recourse obligation or credit risk	346,249	383,269
1-4 family residential mortgage loans, sale to the Federal Home Loan Bank, the amount of income recognized	96,246	79,965	69,565
Qualitative factors utilized by management	9
Loans, credit quality, included factors	The qualitative factors include the following: levels of and trends in delinquencies, non-accruals, and charge-offs; trends with…
Allowance for loan losses	2,181,451	2,503,738	2,059			1,894,000
Goodwill	1,644,119	1,644,119
The net cash surrender value of bank-owned life insurance	3,625,013	3,518,450
The death benefit value of the bank-owned life insurance	8,800,000	8,800,000
Death benefit agreement, death benefit is payable upon the participant's death	40,000
Advertising expenses	211,875	154,380	88,932
Liability for uncertain tax positions	0
Unrecognized tax benefits	$ 0
Percentage of stock dividend declared				4.00%	4.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Family residential mortgage loans to the FHLB	4
Consumer loans, lien on one to four family owner residential property	4
Loans that experience insignificant payment delays, days	90 days
Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Family residential mortgage loans to the FHLB	1
Consumer loans, lien on one to four family owner residential property	1

Investment Securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
The amortized cost and estimated fair values of investment securities
Available-for-sale securities, Amortized Cost	$ 173,190,000	$ 145,779,000
Available-for-sale securities, Gross Unrealized Gains	5,133,000	5,189,000
Available-for-sale securities, Gross Unrealized Losses	(115,000)	(7,000)
Available-for-sale securities, Fair Value	178,207,974	150,960,955
Obligations of U.S. Government corporations and agencies [Member]
The amortized cost and estimated fair values of investment securities
Available-for-sale securities, Amortized Cost	47,101,000	36,014,000
Available-for-sale securities, Gross Unrealized Gains	201,000	202,000
Available-for-sale securities, Gross Unrealized Losses	(7,000)
Available-for-sale securities, Fair Value	47,295,000	36,216,000
Obligations of states and political subdivisions [Member]
The amortized cost and estimated fair values of investment securities
Available-for-sale securities, Amortized Cost	48,393,000	42,154,000
Available-for-sale securities, Gross Unrealized Gains	3,692,000	3,150,000
Available-for-sale securities, Gross Unrealized Losses	(55,000)
Available-for-sale securities, Fair Value	52,030,000	45,304,000
Mortgage-backed securities [Member]
The amortized cost and estimated fair values of investment securities
Available-for-sale securities, Amortized Cost	77,513,000	67,402,000
Available-for-sale securities, Gross Unrealized Gains	1,218,000	1,820,000
Available-for-sale securities, Gross Unrealized Losses	(53,000)	(7,000)
Available-for-sale securities, Fair Value	78,678,000	69,215,000
Equity securities [Member]
The amortized cost and estimated fair values of investment securities
Available-for-sale securities, Amortized Cost	183,000	209,000
Available-for-sale securities, Gross Unrealized Gains	22,000	17,000
Available-for-sale securities, Fair Value	$ 205,000	$ 226,000

Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross unrealized losses and fair value for investment securities by investment category and continuous unrealized loss position time
Available-for-sale securities, Less than Twelve Months, Fair Value	$ 33,466	$ 2,008
Available-for-sale securities, Less than Twelve Months Gross Unrealized Losses	(114)	(6)
Available-for-sale securities, Twelve Months or Greater, Fair Value	82	112
Available-for-sale securities, Twelve Months or Greater Gross Unrealized Losses	(1)	(1)
Available-for-sale securities, Total, Fair Value	33,548	2,120
Available-for-sale securities, Total, Gross Unrealized Losses	(115)	(7)
Total Debt Securities [Member]
Gross unrealized losses and fair value for investment securities by investment category and continuous unrealized loss position time
Available-for-sale securities, Less than Twelve Months, Fair Value	33,466	2,008
Available-for-sale securities, Less than Twelve Months Gross Unrealized Losses	(114)	(6)
Available-for-sale securities, Twelve Months or Greater, Fair Value	82	112
Available-for-sale securities, Twelve Months or Greater Gross Unrealized Losses	(1)	(1)
Available-for-sale securities, Total, Fair Value	33,548	2,120
Available-for-sale securities, Total, Gross Unrealized Losses	(115)	(7)
U.S. Government corporations and agencies [Member]
Gross unrealized losses and fair value for investment securities by investment category and continuous unrealized loss position time
Available-for-sale securities, Less than Twelve Months, Fair Value	6,993
Available-for-sale securities, Less than Twelve Months Gross Unrealized Losses	(7)
Available-for-sale securities, Twelve Months or Greater, Fair Value
Available-for-sale securities, Twelve Months or Greater Gross Unrealized Losses
Available-for-sale securities, Total, Fair Value	6,993
Available-for-sale securities, Total, Gross Unrealized Losses	(7)
Obligations of states and political subdivisions [Member]
Gross unrealized losses and fair value for investment securities by investment category and continuous unrealized loss position time
Available-for-sale securities, Less than Twelve Months, Fair Value	2,721
Available-for-sale securities, Less than Twelve Months Gross Unrealized Losses	(55)
Available-for-sale securities, Twelve Months or Greater, Fair Value
Available-for-sale securities, Twelve Months or Greater Gross Unrealized Losses
Available-for-sale securities, Total, Fair Value	2,721
Available-for-sale securities, Total, Gross Unrealized Losses	(55)
Mortgage-Backed Securities [Member]
Gross unrealized losses and fair value for investment securities by investment category and continuous unrealized loss position time
Available-for-sale securities, Less than Twelve Months, Fair Value	23,752	2,008
Available-for-sale securities, Less than Twelve Months Gross Unrealized Losses	(52)	(6)
Available-for-sale securities, Twelve Months or Greater, Fair Value	82	112
Available-for-sale securities, Twelve Months or Greater Gross Unrealized Losses	(1)	(1)
Available-for-sale securities, Total, Fair Value	23,834	2,120
Available-for-sale securities, Total, Gross Unrealized Losses	(53)	(7)
Equity securities [Member]
Gross unrealized losses and fair value for investment securities by investment category and continuous unrealized loss position time
Available-for-sale securities, Less than Twelve Months, Fair Value
Available-for-sale securities, Less than Twelve Months Gross Unrealized Losses
Available-for-sale securities, Twelve Months or Greater, Fair Value
Available-for-sale securities, Twelve Months or Greater Gross Unrealized Losses
Available-for-sale securities, Total, Fair Value
Available-for-sale securities, Total, Gross Unrealized Losses

Investment Securities (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
The amortized cost and fair value of investment securities, by contractual maturity
Due in one year or less, Amortized Cost	$ 980,000
Due after one year through five years, Amortized Cost	7,101,000
Due after five years through ten years, Amortized Cost	60,527,000
Due after ten years, Amortized Cost	26,886,000
Amortized Cost, Total	95,494,000
Available-for-sale securities, Amortized Cost	173,190,000	145,779,000
Due in one year or less, Fair Value	1,000,000
Due after one year through five years, Fair Value	7,192,000
Due after five years through ten years, Fair Value	61,881,000
Due after ten years, Fair Value	29,252,000
Fair Value, Total	99,325,000
Available-for-sale (at fair value)	178,207,974	150,960,955
Mortgage-Backed Securities [Member]
The amortized cost and fair value of investment securities, by contractual maturity
Available-for-sale securities, Amortized Cost	77,513,000
Available-for-sale (at fair value)	78,678,000
Equity securities [Member]
The amortized cost and fair value of investment securities, by contractual maturity
Available-for-sale securities, Amortized Cost	183,000	209,000
Available-for-sale (at fair value)	$ 205,000	$ 226,000

Investment Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Investment	Dec. 31, 2011	Dec. 31, 2010
Investment Securities (Textual) [Abstract]
Investment securities in continuous unrealized loss position, positions temporarily impaired	21
Proceeds from sales of securities available-for-sale	$ 35,972,158	$ 24,092,900	$ 17,588,511
Available-for-sale securities, gross realized gains	1,091,018	747,015	566,815
Available-for-sale securities, gross realized losses	315	16,118	1,541
Assets pledged to secure United States Government and other public funds and for other purposes	$ 65,418,000	$ 53,581,000
Sustained decline in market value considered Impairment, period	12 months

Loans and Leases (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of loans outstanding
Total Consumer Real Estate	$ 28,635,000	$ 30,152,000
Total Commercial Real Estate	50,150,000	56,368,000
Total Commercial and Other Loans	15,603,000	15,938,000
Total Consumer Loans	5,231,000	7,090,000
Total loans	99,509,000	109,548,000
Less unearned interest and deferred fees	122,000	119,000
Net loans	99,387,344	109,428,476
Consumer Real Estate [Member]
Summary of loans outstanding
Consumer Real Estate, Construction	730,000	295,000
Consumer Real Estate, Home Equity Lines of Credit	3,157,000	2,303,000
Total Consumer Real Estate	28,525,000	30,152,000
Net loans	28,635,000	30,152,000
Consumer Real Estate [Member] | Farmland [Member]
Summary of loans outstanding
Consumer Real Estate	239,000	213,000
Consumer Real Estate [Member] | Residential 1-4 Family [Member]
Summary of loans outstanding
Consumer Real Estate	22,439,000	24,961,000
Consumer Real Estate [Member] | Home Equity Loans [Member]
Summary of loans outstanding
Consumer Real Estate	1,960,000	2,380,000
Commercial Real Estate [Member]
Summary of loans outstanding
Commercial Real Estate, Non-farm, non-residential	41,164,000	49,146,000
Commercial Real Estate, Multifamily (5 or more) residential properties	8,986,000	7,222,000
Total Commercial Real Estate	50,150,000	56,368,000
Net loans	50,150,000	56,368,000
Commercial and Other Loans [Member]
Summary of loans outstanding
Commercial and Other Loans, Commercial	5,626,000	4,354,000
Commercial and Other Loans, Non-rated industrial development obligations	9,954,000	11,508,000
Commercial and Other Loans, Other loans	23,000	76,000
Total Commercial and Other Loans	15,603,000	15,938,000
Net loans	15,603,000	15,938,000
Consumer Loans [Member]
Summary of loans outstanding
Consumer Loans, Installment and other loans to individuals	4,668,000	6,484,000
Consumer Loans, Credit Cards	563,000	606,000
Total Consumer Loans	5,231,000	7,090,000
Net loans	$ 5,231,000	$ 7,090,000

Loans and Leases (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of contractual aging of the loans in past due, by class of loans
Current	$ 95,874,000	$ 104,984,000
Loans 30-59 Days Past Due	239,000	896,000
Loans 60-89 Days Past Due	302,000	193,000
Loans 90 days or more Past Due	2,972,000	3,356,000
Total Past Due	3,513,000	4,445,000
90 Days or more Past Due and Accruing
Non-accrual loans	3,550,640	4,045,937
Total Loans	15,603,000	15,938,000
Commercial real estate, Total Loans	50,150,000	56,368,000
Consumer real estate, Total Loans	28,635,000	30,152,000
Consumer loans, Total Loans	5,231,000	7,090,000
Less unearned interest and deferred fees	(122,000)	(119,000)
Net loans	99,387,344	109,428,476
Commercial and Other Loans [Member]
Summary of contractual aging of the loans in past due, by class of loans
Current	15,515,000	15,655,000
Loans 30-59 Days Past Due	65,000	257,000
Loans 90 days or more Past Due	23,000	26,000
Total Past Due	88,000	283,000
90 Days or more Past Due and Accruing
Total Loans	15,603,000	15,938,000
Net loans	15,603,000	15,938,000
Commercial real estate [Member]
Summary of contractual aging of the loans in past due, by class of loans
Current	47,261,000	52,727,000
Loans 30-59 Days Past Due	31,000	409,000
Loans 60-89 Days Past Due		36,000
Loans 90 days or more Past Due	2,858,000	3,196,000
Total Past Due	2,889,000	3,641,000
90 Days or more Past Due and Accruing
Commercial real estate, Total Loans	50,150,000	56,368,000
Net loans	50,150,000	56,368,000
Consumer real estate [Member]
Summary of contractual aging of the loans in past due, by class of loans
Current	28,006,000	29,681,000
Loans 30-59 Days Past Due	139,000	221,000
Loans 60-89 Days Past Due	295,000	140,000
Loans 90 days or more Past Due	85,000	110,000
Total Past Due	519,000	471,000
90 Days or more Past Due and Accruing
Consumer real estate, Total Loans	28,525,000	30,152,000
Net loans	28,635,000	30,152,000
Consumer [Member]
Summary of contractual aging of the loans in past due, by class of loans
Current	5,214,000	7,040,000
Loans 30-59 Days Past Due	4,000	9,000
Loans 60-89 Days Past Due	7,000	17,000
Loans 90 days or more Past Due	6,000	24,000
Total Past Due	17,000	50,000
90 Days or more Past Due and Accruing
Consumer loans, Total Loans	5,231,000	7,090,000
Net loans	5,231,000	7,090,000
Unearned interest and deferred fees [Member]
Summary of contractual aging of the loans in past due, by class of loans
Current	122,000	(119,000)
90 Days or more Past Due and Accruing
Less unearned interest and deferred fees	(122,000)	(119,000)
Non-accrual loans [Member]
Summary of contractual aging of the loans in past due, by class of loans
Loans 30-59 Days Past Due	108,000	189,000
Loans 60-89 Days Past Due	1,000	3,000
Loans 90 days or more Past Due	2,972,000	3,356,000
Total Past Due	3,081,000	3,548,000
90 Days or more Past Due and Accruing
Non-accrual loans	470,000	498,000
Total Loans	3,551,000	4,046,000
Non-accrual loans [Member] | Commercial and Other Loans [Member]
Summary of contractual aging of the loans in past due, by class of loans
Loans 90 days or more Past Due	23,000	26,000
Total Past Due	23,000	26,000
90 Days or more Past Due and Accruing
Non-accrual loans	8,000	13,000
Total Loans	31,000	39,000
Non-accrual loans [Member] | Commercial real estate [Member]
Summary of contractual aging of the loans in past due, by class of loans
Loans 30-59 Days Past Due		84,000
Loans 90 days or more Past Due	2,858,000	3,196,000
Total Past Due	2,858,000	3,280,000
90 Days or more Past Due and Accruing
Non-accrual loans	257,000	253,000
Total Loans	3,115,000	3,533,000
Non-accrual loans [Member] | Consumer real estate [Member]
Summary of contractual aging of the loans in past due, by class of loans
Loans 30-59 Days Past Due	108,000	105,000
Loans 90 days or more Past Due	85,000	110,000
Total Past Due	193,000	215,000
90 Days or more Past Due and Accruing
Non-accrual loans	195,000	232,000
Total Loans	388,000	447,000
Non-accrual loans [Member] | Consumer [Member]
Summary of contractual aging of the loans in past due, by class of loans
Loans 60-89 Days Past Due	1,000	3,000
Loans 90 days or more Past Due	6,000	24,000
Total Past Due	7,000	27,000
90 Days or more Past Due and Accruing
Non-accrual loans	10,000
Total Loans	$ 17,000	$ 27,000

Loans and Leases (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
The risk category of loans by class of loan based on the most recent analysis
Commercial and Other Loans, Gross	$ 15,603	$ 15,938
Commercial Real Estate, Gross	50,150	56,368
Construction and Farmland	969	508
Total Loans	66,722	72,814
Recorded Investment in Loan, risk analysis, Current	63,542	68,624
Recorded Investment in Loan, risk analysis, Past Due 30-59 days	65	582
Recorded Investment in Loan, risk analysis, Past Due 60-89 days		36
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Recorded Investment in Loan, risk analysis, Non-accrual	3,115	3,572
Pass [Member]
The risk category of loans by class of loan based on the most recent analysis
Commercial and Other Loans, Gross	15,572	15,882
Commercial Real Estate, Gross	39,873	43,067
Construction and Farmland	969	508
Total Loans	56,414	59,457
Recorded Investment in Loan, risk analysis, Current	56,349	59,164
Recorded Investment in Loan, risk analysis, Past Due 30-59 days	65	257
Recorded Investment in Loan, risk analysis, Past Due 60-89 days		36
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Special Mention [Member]
The risk category of loans by class of loan based on the most recent analysis
Commercial Real Estate, Gross	3,465	5,807
Total Loans	3,465	5,807
Recorded Investment in Loan, risk analysis, Current	3,465	5,807
Recorded Investment in Loan, risk analysis, Past Due 60-89 days
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Substandard [Member]
The risk category of loans by class of loan based on the most recent analysis
Commercial and Other Loans, Gross	31	56
Commercial Real Estate, Gross	6,812	6,786
Total Loans	6,843	6,842
Recorded Investment in Loan, risk analysis, Current	3,728	3,653
Recorded Investment in Loan, risk analysis, Past Due 30-59 days		325
Recorded Investment in Loan, risk analysis, Past Due 60-89 days
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Recorded Investment in Loan, risk analysis, Non-accrual	3,115	2,864
Doubtful [Member]
The risk category of loans by class of loan based on the most recent analysis
Commercial and Other Loans, Gross
Commercial Real Estate, Gross		708
Construction and Farmland
Total Loans		708
Recorded Investment in Loan, risk analysis, Current
Recorded Investment in Loan, risk analysis, Past Due 30-59 days
Recorded Investment in Loan, risk analysis, Past Due 60-89 days
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Recorded Investment in Loan, risk analysis, Non-accrual		$ 708

Loans and Leases (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The recorded investment of loans by class of loan based on payment activity
Consumer Loans, Gross	$ 5,231	$ 7,090
Consumer Real Estate, Gross	28,635	30,152
Total Loans	33,866	37,242
Average investment in impaired loans	3,646	4,235	5,062
Related allowance for loan losses	642	836	256
Partial charge-offs
Interest income recognized on a cash basis on impaired loans
Commercial and Other Loans [Member]
The recorded investment of loans by class of loan based on payment activity
Average investment in impaired loans	32	46
Related allowance for loan losses	23	7
Commercial Real Estate [Member]
The recorded investment of loans by class of loan based on payment activity
Average investment in impaired loans	3,112	3,807
Related allowance for loan losses	619	829
Consumer Real Estate [Member]
The recorded investment of loans by class of loan based on payment activity
Consumer Real Estate, Gross	28,525	30,152
Average investment in impaired loans	502	382
Performing [Member]
The recorded investment of loans by class of loan based on payment activity
Consumer Loans, Gross	5,214	7,063
Consumer Real Estate, Gross	28,247	29,705
Total Loans	33,461	36,768
Non-performing [Member]
The recorded investment of loans by class of loan based on payment activity
Consumer Loans, Gross	17	27
Consumer Real Estate, Gross	388	447
Total Loans	$ 405	$ 474

Loans and Leases (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of impaired loans
Impaired loans, Unpaid Contractual Principal Balance	$ 3,372	$ 3,891
Impaired loans, Recorded Investment With No Allowance	771	1,407
Impaired loans, Recorded Investment With Allowance	2,601	2,484
Impaired loans, Total Recorded Investment	3,372	3,891
Impaired loans, Related Allowance	642	836	256
Commercial and Other Loans [Member]
Summary of impaired loans
Impaired loans, Unpaid Contractual Principal Balance	31	46
Impaired loans, Recorded Investment With No Allowance	8	39
Impaired loans, Recorded Investment With Allowance	23	7
Impaired loans, Total Recorded Investment	31	46
Impaired loans, Related Allowance	23	7
Commercial real estate [Member]
Summary of impaired loans
Impaired loans, Unpaid Contractual Principal Balance	3,115	3,533
Impaired loans, Recorded Investment With No Allowance	537	1,056
Impaired loans, Recorded Investment With Allowance	2,578	2,477
Impaired loans, Total Recorded Investment	3,115	3,533
Impaired loans, Related Allowance	619	829
Consumer real estate [Member]
Summary of impaired loans
Impaired loans, Unpaid Contractual Principal Balance	226	312
Impaired loans, Recorded Investment With No Allowance	226	312
Impaired loans, Total Recorded Investment	$ 226	$ 312

Loans and Leases (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average recorded investment in impaired loans
Average investment in impaired loans	$ 3,646	$ 4,235	$ 5,062
Commercial and Other Loans [Member]
Average recorded investment in impaired loans
Average investment in impaired loans	32	46
Commercial real estate [Member]
Average recorded investment in impaired loans
Average investment in impaired loans	3,112	3,807
Consumer real estate [Member]
Average recorded investment in impaired loans
Average investment in impaired loans	$ 502	$ 382

Loans and Leases (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 TDRs	Dec. 31, 2011 Contract
Troubled debt restructurings on financing receivables
Financing receivable, Modifications, Number of contracts	0	5
Financing receivable, Modifications, Pre-Modification recorded investment	2,795	3,958
Financing receivable, Modifications, Post-Modification recorded investment	2,252	2,616
Financing receivable, Modifications, Subsequent default, Number of contracts	3	4
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment	2,536	3,703
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment	2,112	2,410
Commercial and Other Loans [Member]
Troubled debt restructurings on financing receivables
Financing receivable, Modifications, Number of contracts
Financing receivable, Modifications, Pre-Modification recorded investment
Financing receivable, Modifications, Post-Modification recorded investment
Financing receivable, Modifications, Subsequent default, Number of contracts
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment
Commercial Real Estate [Member]
Troubled debt restructurings on financing receivables
Financing receivable, Modifications, Number of contracts	3	4
Financing receivable, Modifications, Pre-Modification recorded investment	2,768	3,935
Financing receivable, Modifications, Post-Modification recorded investment	2,231	2,594
Financing receivable, Modifications, Subsequent default, Number of contracts	2	3
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment	2,513	3,680
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment	2,094	2,388
Consumer Real Estate [Member]
Troubled debt restructurings on financing receivables
Financing receivable, Modifications, Number of contracts	2	1
Financing receivable, Modifications, Pre-Modification recorded investment	27	23
Financing receivable, Modifications, Post-Modification recorded investment	21	22
Financing receivable, Modifications, Subsequent default, Number of contracts	1	1
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment	23	23
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment	18	22

Loans and Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract TDRs	Dec. 31, 2011 TDRs Contract	Dec. 31, 2010
Loans and Leases (Textual) [Abstract]
Financing receivable, recorded investment, Non-accrual loans	$ 3,550,640	$ 4,045,937
Financing receivable, interest income lost on Non-accrual loans	216,468	353,340	289,590
Interest income recognized on impaired loans	0
TDR's in Accrual status	0	5
Additional funds	$ 0

Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	$ 2,503,738	$ 2,059	$ 1,894,000
Charge-offs	(95,903)	(211)	65,000
Recoveries	21,616	55,862	10,108
Provision (credit) for loan losses	(248,000)	600,000	220,000
Allowance for loan losses, Ending balance	2,181,451	2,503,738	2,059
Loans individually evaluated for impairment	642,000	836,000	256,000
Loans collectively evaluated for impairment	1,539,000	1,668,000	1,803,000
Commercial and Other Loans [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance		212,000	203,000
Charge-offs		(8,000)	14,000
Recoveries		2,000
Provision (credit) for loan losses		(27,000)	23,000
Allowance for loan losses, Ending balance	179,000	179,000	212,000
Loans individually evaluated for impairment	23,000	7,000
Loans collectively evaluated for impairment	156,000	172,000	212,000
Commercial Real Estate [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	2,082,000	1,511,000	1,345,000
Charge-offs	(87,000)	(156,000)
Recoveries	15,000	45,000
Provision (credit) for loan losses	(248,000)	682,000	166,000
Allowance for loan losses, Ending balance	1,762,000	2,082,000	1,511,000
Loans individually evaluated for impairment	619,000	829,000	256,000
Loans collectively evaluated for impairment	1,143,000	1,253,000	1,255,000
Consumer Real Estate [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance		272,000	267,000
Charge-offs		(28,000)
Provision (credit) for loan losses		(51,000)	5,000
Allowance for loan losses, Ending balance	193,000	193,000	272,000
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	193,000	193,000	272,000
Consumer [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	50,000	64,000	79,000
Charge-offs	(9,000)	(19,000)	51,000
Recoveries	6,000	9,000	10,000
Provision (credit) for loan losses		(4,000)	26,000
Allowance for loan losses, Ending balance	47,000	50,000	64,000
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	$ 47,000	$ 50,000	$ 64,000

Allowance for Loan Losses (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Loans which are Individually Evaluated for Impairment, by Class of Loans
Loans individually evaluated	$ 3,372,000	$ 3,891,000
Loans collectively evaluated	96,125,000	105,538,000
Ending Balance	99,387,344	109,428,476
Commercial and Other Loans [Member]
Schedule of Loans which are Individually Evaluated for Impairment, by Class of Loans
Loans individually evaluated	31,000	46,000
Loans collectively evaluated	15,572,000	15,892,000
Ending Balance	15,603,000	15,938,000
Commercial Real Estate [Member]
Schedule of Loans which are Individually Evaluated for Impairment, by Class of Loans
Loans individually evaluated	3,115,000	3,533,000
Loans collectively evaluated	47,035,000	52,835,000
Ending Balance	50,150,000	56,368,000
Consumer Real Estate [Member]
Schedule of Loans which are Individually Evaluated for Impairment, by Class of Loans
Loans individually evaluated	226,000	312,000
Loans collectively evaluated	28,409,000	29,840,000
Ending Balance	28,635,000	30,152,000
Consumer [Member]
Schedule of Loans which are Individually Evaluated for Impairment, by Class of Loans
Loans collectively evaluated	5,231,000	7,090,000
Ending Balance	5,231,000	7,090,000
Unearned Discount [Member]
Schedule of Loans which are Individually Evaluated for Impairment, by Class of Loans
Loans collectively evaluated	(122,000)	(119,000)
Ending Balance	$ (122,000)	$ (119,000)

Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Premises and equipment are stated at cost, less accumulated depreciation
Total	$ 14,138,133	$ 13,698,928
Less accumulated depreciation	7,638,477	7,781,209
Premises and equipment, net	6,499,656	5,917,719
Land [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Total	1,974,527	1,973,014
Land improvements [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Total	493,195	338,069
Original Useful Life Years	15 years
Leasehold improvements [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Total	1,083,051	1,063,735
Original Useful Life Years	15 years
Buildings [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Total	5,440,002	5,193,157
Original Useful Life Years	39 years
Furniture, fixtures & equipment [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Total	$ 5,147,358	$ 5,130,953
Furniture, fixtures & equipment [Member] | Maximum [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Original Useful Life Years	7 years
Furniture, fixtures & equipment [Member] | Minimum [Member]
Premises and equipment are stated at cost, less accumulated depreciation
Original Useful Life Years	3 years

Premises and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment (Textual) [Abstract]
Charges to operations for depreciation	$ 529,109	$ 486,179	$ 496,618

Deposits (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
The composition of the bank's deposits
Noninterest Bearing Deposit, Demand	$ 33,422,465	$ 31,915,482
Interest Bearing Deposit, Demand	48,423,471	47,890,988
Interest Bearing Deposit, Savings	93,903,196	85,579,615
Interest Bearing Deposit, Time	70,712,831	73,790,921
Individuals, partnerships and corporations (includes certified and official checks) [Member]
The composition of the bank's deposits
Noninterest Bearing Deposit, Demand	32,614,000	31,319,000
Interest Bearing Deposit, Demand	42,866,000	41,702,000
Interest Bearing Deposit, Savings	90,252,000	80,857,000
Interest Bearing Deposit, Time	67,254,000	70,125,000
United States Government [Member]
The composition of the bank's deposits
Noninterest Bearing Deposit, Demand		1,000
Interest Bearing Deposit, Demand
Interest Bearing Deposit, Savings
Interest Bearing Deposit, Time
States and political subdivisions [Member]
The composition of the bank's deposits
Noninterest Bearing Deposit, Demand	646,000	540,000
Interest Bearing Deposit, Demand	5,558,000	6,189,000
Interest Bearing Deposit, Savings	3,546,000	4,723,000
Interest Bearing Deposit, Time	2,969,000	3,176,000
Commercial banks and other depository institutions [Member]
The composition of the bank's deposits
Noninterest Bearing Deposit, Demand	162,000	55,000
Interest Bearing Deposit, Savings	105,000
Interest Bearing Deposit, Time	$ 490,000	$ 490,000

Deposits (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Contractual maturities of time deposits of $100,000 or more, domestic
Time deposits, $100,000 or more, domestic, Due in 3 months or less	$ 5,008,000
Time deposits, $100,000 or more, domestic, Due in over Three through six months	3,356,000
Time deposits, $100,000 or more, domestic, Due in over Six through twelve months	3,039,000
Time deposits, $100,000 or more, domestic, Due in over twelve months	11,317,000
Time deposits, $100,000 or more, domestic, Total	$ 22,720,000	$ 22,040,000

Deposits (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of Maturity Distribution of Time Certificates of Deposits
Due in 2013	$ 37,271,000
Due in 2014	13,279,000
Due in 2015	8,040,000
Due in 2016	6,262,000
Due in 2017	5,660,000
Due in 2018 and thereafter	201,000
Total	$ 70,712,831	$ 73,790,921

Deposits (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits (Textual) [Abstract]
Large-denomination time deposit	$ 100,000
Time deposits, $100,000 or more, domestic	22,720,000	22,040,000
Time deposits include certificates of deposit, $100,000 or more, domestic, interest expense	$ 341,000	$ 438,000	$ 576,000

Federal Funds Purchased and Repurchase Agreements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of repurchase agreements and federal funds purchased
Balance at end of year	$ 18,766,590	$ 14,013,506
Repurchase Agreements [Member]
Summary of repurchase agreements and federal funds purchased
Balance at end of year	16,766,590	14,013,506
Average balance during the year	17,361,715	14,614,114
Maximum month-end balance	19,653,770	16,912,195
Weighted-average rate during the year	70.00%	0.74%
Rate at December 31	71.00%	0.68%
Federal Funds Purchased [Member]
Summary of repurchase agreements and federal funds purchased
Balance at end of year	2,000,000
Average balance during the year	49,180	76,851
Maximum month-end balance	$ 2,000,000
Weighted-average rate during the year	54.00%	1.01%
Rate at December 31	20.00%

Federal Funds Purchased and Repurchase Agreements (Details Textual)	12 Months Ended
Dec. 31, 2012
Federal Funds Purchased and Repurchase Agreements (Textual) [Abstract]
Agreement Duration	30 days

Federal Home Loan Bank Borrowings (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of Contractual Maturities of FHLB Borrowings
December 31, 2013	$ 90,832
December 31, 2014	95,267
December 31, 2015	99,919
December 31, 2016	104,800
December 31, 2017	109,918
Thereafter	3,105,675
Total	$ 3,606,411	$ 3,693,014

Federal Home Loan Bank Borrowings (Details Textual) (USD $)	Dec. 31, 2012 Advance	Dec. 31, 2011
Federal Home Loan Bank Borrowings (Textual) [Abstract]
Federal Home Loan Bank borrowings	$ 3,606,411	$ 3,693,014
Federal Home Loan Bank Borrowings (Additional Textual) [Abstract]
Federal Home Loan Bank, the remaining maximum borrowing capacity	33,300,000
Number of fixed rate amortizing advances	3
Subsidiary bank had three fixed rate amortizing advances	3,606,411
Federal Home Loan Bank, advances, weighted average interest rate	4.78%
Line of credit facility agreement with the Federal Home Loan Bank, the available maximum credit facility	7,000,000
Borrowings outstanding under credit agreement with the Federal Home Loan Bank	0	0
Federal Home Loan Bank, Advances, Mature In 2018 [Member]
Federal Home Loan Bank Borrowings (Textual) [Abstract]
Federal Home Loan Bank borrowings	2,042,917
Federal Home Loan Bank, Advances, Mature In 2023 [Member]
Federal Home Loan Bank Borrowings (Textual) [Abstract]
Federal Home Loan Bank borrowings	$ 1,563,494

Commitments and Contingencies (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit [Member]
Financial instruments representing credit risk
Credit risk of financial instruments	$ 20,560,000	$ 15,191,000
Standby letters of credit [Member]
Financial instruments representing credit risk
Credit risk of financial instruments	$ 163,000	$ 180,000

Commitments and Contingencies (Details Textual) (USD $)	Dec. 31, 2012
Commitments and Contingencies (Textual) [Abstract]
Fixed interest rate commitments	$ 7,387,000
Variable interest rate commitments	13,173,000
Standby letters of credit expires in 2013	15,000
Standby letters of credit expires in 2015	80,000
Standby letters of credit expires in 2021	$ 68,000

Concentrations of Credit Risk (Details) (USD $)	Dec. 31, 2012
Lessors of Nonresidential Buildings [Member]
Concentrations of credit
Tier I Risk Based Capital, Amount	$ 9,523,180
Tier I Capital, Percentage	31.00%
Lessors of Residential Buildings and Dwellings [Member]
Concentrations of credit
Tier I Risk Based Capital, Amount	12,513,446
Tier I Capital, Percentage	40.70%
General Government Support [Member]
Concentrations of credit
Tier I Risk Based Capital, Amount	$ 13,438,717
Tier I Capital, Percentage	43.70%

Concentrations of Credit Risk (Details Textual)	12 Months Ended
Dec. 31, 2012
Concentrations of Credit Risk (Textual) [Abstract]
Bank' maximum primary lending	10.00%
Maximum Tier I concentration of credit	25.00%

Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans (Textual) [Abstract]
Employee benefit plan expenses	$ 109,686	$ 115,000	$ 114,640
Maximum employee's contribution	4.00%
Employee benefit plan expenses related to 401(k) plan	$ 23,009	$ 22,547	$ 24,128

Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Analysis of loan activity to directors, executive officers, and associates of the Company and its subsidiary
Beginning Balance	$ 3,971,083	$ 1,923,847
New loans during the period	350,000	2,891,602
Repayments during the period	1,014,671	(844,366)
Ending Balance	$ 3,306,412	$ 3,971,083

Related Party Transactions (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Mr. Dlesk [Member] Lease	Dec. 31, 2007 Mr. Dlesk [Member]
Related Party Transactions (Textual) [Abstract]
Initial lease property, term in years				5 years
Annual rental fee				$ 57,600
Additional lease property, term in years				5 years
Additional operating leases rent expense				63,504	60,480
Option of number of times for additional lease renewal				6
Option for additional lease term				5 years
Related Party Transactions (Additional Textual) [Abstract]
Related party transactions of loan	$ 3,306,412	$ 3,971,083	$ 1,923,847

Restriction on Cash (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restricted on Cash (Textual) [Abstract]
Average reserve balance with Federal Reserve Bank	$ 2,288,000	$ 2,736,000

Leases (Details) (USD $)	Dec. 31, 2012
Future minimum rental payments required under noncancelable operating leases with initial terms in excess of one year
December 31, 2013	$ 226,537
December 31, 2014	197,004
December 31, 2015	189,504
December 31, 2016	182,004
December 31, 2017	41,292
Thereafter	$ 198,000

Leases (Details) (Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases (Textual) [Abstract]
Rental expense under operating leases	$ 235,418	$ 226,069	$ 250,339

Other Operating Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of other operating expenses
Other operating expenses, Total	$ 2,336,556	$ 2,298,760	$ 2,479,538
Directors' fees [Member]
Summary of other operating expenses
Other operating expenses, Total	103,250	115,250	118,675
Stationery and supplies [Member]
Summary of other operating expenses
Other operating expenses, Total	173,163	166,602	152,549
Regulatory assessment and deposit insurance [Member]
Summary of other operating expenses
Other operating expenses, Total	271,721	315,053	422,515
Advertising [Member]
Summary of other operating expenses
Other operating expenses, Total	211,875	154,380	88,932
Postage and transportation [Member]
Summary of other operating expenses
Other operating expenses, Total	160,141	164,616	162,462
Other taxes [Member]
Summary of other operating expenses
Other operating expenses, Total	162,470	176,843	141,095
Service Expense [Member]
Summary of other operating expenses
Other operating expenses, Total	482,780	382,837	349,319
Other [Member]
Summary of other operating expenses
Other operating expenses, Total	$ 771,156	$ 823,179	$ 1,043,991

Limitations on Dividends (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Limitations on dividends (Textual) [Abstract]
Dividends declared	$ 2,552,000

Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Currently payable:
Federal	$ 146,745	$ 553,812	$ 278,927
State	78,765	127,605	92,838
Deferred:
Federal	247,295	(321,387)	150,577
State	34,157	(28,414)	(25,546)
Income tax expense	$ 506,962	$ 331,616	$ 496,796

Income Tax (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Allowance for loan losses	$ 840,354	$ 955,032
Deferred loan fees	41,582	40,570
Accrued interest on nonperforming loans	543,238	505,681
Deferred compensation	65,793	71,966
Depreciation	(336,439)	(267,652)
Amortization	44,593	58,674
Goodwill	(223,600)	(186,333)
AMT	505,207	552,961
Deferred state income tax	(53,653)	(65,267)
Other, net		8,738
Total deferred tax asset - federal	1,427,075	1,674,370
Total deferred tax asset - state	157,805	191,962
Deferred Tax Assets, Total	1,584,880	1,866,332
Deferred tax liabilities arising from market adjustments of securities available for sale:
Federal	(1,612,147)	(1,664,876)
State	(275,967)	(284,992)
Net deferred tax liability	$ (303,234)	$ (83,536)

Income Tax (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between the amount of reported income tax expense and statutory federal income tax rate to income before income taxes
Computed tax at statutory federal rate, Amount	$ 1,035,205	$ 947,159	$ 964,266
Computed tax at statutory federal rate, Percent	34.00%	34.00%	34.00%
Plus state income taxes net of federal tax benefits, Amount	75,134	68,802	80,393
Plus state income taxes net of federal tax benefits, Percent	2.50%	2.50%	2.80%
Statutory federal income tax rate to income before income taxes, Amount	1,110,339	1,015,961	1,044,659
Statutory federal income tax rate to income before income taxes, Percent	36.50%	36.50%	36.80%
Increase (decrease) in taxes resulting from:
Tax exempt income, Amount	(748,167)	(673,431)	(577,597)
Tax exempt income, Percent	(24.60%)	(24.20%)	(20.40%)
Nondeductible interest expense, Amount	22,479	25,349	35,161
Nondeductible interest expense, Percent	1.00%	1.00%	1.20%
Bank-owned life insurance, Amount	(36,231)	(35,089)	(35,584)
Bank-owned life insurance, Percent	(1.20%)	(1.30%)	(1.30%)
Other - net, Amount	158,542	(1,174)	30,157
Other - net, Percent	5.00%	(0.20%)	1.10%
Actual tax expense, Amount	$ 506,962	$ 331,616	$ 496,796
Actual tax expense, Percent	16.70%	11.80%	17.40%

Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of capital ratios and capital amounts compliance with regulatory framework for adequately capitalized and well capitalized institutions, by company and its subsidiary bank
Total Capital (to Risk Weighted Assets), Actual, Amount	$ 32,792	$ 31,494
Tier I Capital (to Risk Weighted Assets), Actual, Amount	30,938	29,662
Tier I Capital (to Adjusted Total Assets), Actual, Amount	30,938	29,662
Total Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Amount	11,856	11,691
Tier I Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Amount	5,928	5,845
Tier I Capital (to Adjusted Total Assets) Required for Capital Adequacy Purposes, Amount	11,809	11,340
Total Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Amount	14,821	14,614
Tier I Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Amount	8,892	8,768
Tier I Capital (to Adjusted Total Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Amount	14,761	14,175
Total Capital (to Risk Weighted Assets), Actual, Ratio	22.13%	21.55%
Tier I Capital (to Risk Weighted Assets), Actual, Ratio	20.88%	20.30%
Tier I Capital (to Adjusted Total Assets), Actual, Ratio	10.48%	10.46%
Total Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Adjusted Total Assets) Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Adjusted Total Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Progressive Bank, N.A.[Member]
Schedule of capital ratios and capital amounts compliance with regulatory framework for adequately capitalized and well capitalized institutions, by company and its subsidiary bank
Total Capital (to Risk Weighted Assets), Actual, Amount	32,608	31,269
Tier I Capital (to Risk Weighted Assets), Actual, Amount	30,754	29,437
Tier I Capital (to Adjusted Total Assets), Actual, Amount	30,754	29,437
Total Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Amount	11,838	11,674
Tier I Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Amount	5,919	5,837
Tier I Capital (to Adjusted Total Assets) Required for Capital Adequacy Purposes, Amount	11,798	11,328
Total Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Amount	14,798	14,592
Tier I Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Amount	8,879	8,755
Tier I Capital (to Adjusted Total Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 14,747	$ 14,160
Total Capital (to Risk Weighted Assets), Actual, Ratio	22.04%	21.43%
Tier I Capital (to Risk Weighted Assets), Actual, Ratio	20.78%	20.17%
Tier I Capital (to Adjusted Total Assets), Actual, Ratio	10.43%	10.39%
Total Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Adjusted Total Assets) Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Adjusted Total Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%

Fair Value Measurements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	$ 178,207,974	$ 150,960,955
Non-accrual loans	3,550,640	4,045,937
U.S. Government corporations and agencies [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	47,295,000	36,216,000
Obligations of states and political subdivisions [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	52,030,000	45,304,000
Mortgage-Backed Securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	78,678,000
Equity securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	205,000	226,000
Recurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	178,208,000	150,961,000
Recurring [Member] | U.S. Government corporations and agencies [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	47,295,000	36,216,000
Recurring [Member] | Obligations of states and political subdivisions [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	52,030,000	45,304,000
Recurring [Member] | Mortgage-Backed Securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	78,678,000	69,215,000
Recurring [Member] | Equity securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	205,000	226,000
Nonrecurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Non-accrual loans	2,730,000	3,055,000
Other real estate		138,000
Mortgage service right	47,000	52,000
Level I [Member] | Recurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	205,000	226,000
Level I [Member] | Recurring [Member] | U.S. Government corporations and agencies [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level I [Member] | Recurring [Member] | Obligations of states and political subdivisions [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level I [Member] | Recurring [Member] | Mortgage-Backed Securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level I [Member] | Recurring [Member] | Equity securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	205,000	226,000
Level I [Member] | Nonrecurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Non-accrual loans
Other real estate
Mortgage service right
Level II [Member] | Recurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	178,003,000	150,735,000
Level II [Member] | Recurring [Member] | U.S. Government corporations and agencies [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	47,295,000	36,216,000
Level II [Member] | Recurring [Member] | Obligations of states and political subdivisions [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	52,030,000	45,304,000
Level II [Member] | Recurring [Member] | Mortgage-Backed Securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	78,678,000	69,215,000
Level II [Member] | Recurring [Member] | Equity securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level II [Member] | Nonrecurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Non-accrual loans
Other real estate
Mortgage service right
Level III [Member] | Recurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Recurring [Member] | U.S. Government corporations and agencies [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Recurring [Member] | Obligations of states and political subdivisions [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Recurring [Member] | Mortgage-Backed Securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Recurring [Member] | Equity securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Nonrecurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Non-accrual loans	2,730,000	3,055,000
Other real estate		138,000
Mortgage service right	$ 47,000	$ 52,000

Disclosures About Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Mortgage servicing rights range weighted average remaining term	3 years 5 months 27 days
Mortgage servicing rights range weighted average discount rate	10.00%
Unobservable input appraisal adjustments [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans range weighted average	16.20%
Unobservable input liquidation expenses [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans range weighted average	10.30%
Fair Value Estimate [Member] | Valuation techniques appraisal of collateral [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans	2,730
Fair Value Estimate [Member] | Valuation techniques discounted cash flow [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Mortgage servicing rights	47
Minimum [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Mortgage servicing rights range weighted average remaining term	2 years 10 months 24 days
Mortgage servicing rights range weighted average discount rate	9.50%
Minimum [Member] | Unobservable input appraisal adjustments [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans range weighted average	0.00%
Minimum [Member] | Unobservable input liquidation expenses [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans range weighted average	3.50%
Maximum [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Mortgage servicing rights range weighted average remaining term	7 years
Mortgage servicing rights range weighted average discount rate	10.50%
Maximum [Member] | Unobservable input appraisal adjustments [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans range weighted average	36.30%
Maximum [Member] | Unobservable input liquidation expenses [Member]
Additional quantitative information about assets measured at fair value on a nonrecurring basis
Impaired loans range weighted average	22.90%

Disclosures About Fair Value of Financial Instruments (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Loans held for sale	$ 109,800	$ 0
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	15,877,000	20,917,000
Investment securities	178,208,000	150,961,000
Loans held for sale	110,000
Loans	97,206,000	106,925,000
Bank owned life insurance	3,625,000	3,518,000
Accrued interest receivable	1,128,000	1,140,000
Financial liabilities:
Deposits	246,462,000	239,177,000
Federal funds purchased and repurchase agreements	18,767,000	14,014,000
Federal Home Loan Bank borrowings	3,606,000	3,693,000
Accrued interest payable	163,000	218,000
Fair Value [Member]
Financial assets:
Cash and cash equivalents	15,877,000	20,917,000
Investment securities	178,208,000	150,961,000
Loans held for sale	110,000
Loans	98,303,000	105,733,000
Bank owned life insurance	3,625,000	3,518,000
Accrued interest receivable	1,128,000	1,140,000
Financial liabilities:
Deposits	235,036,000	227,662,000
Federal funds purchased and repurchase agreements	18,767,000	14,014,000
Federal Home Loan Bank borrowings	4,199,000	4,233,000
Accrued interest payable	163,000	218,000
Level I [Member]
Financial assets:
Cash and cash equivalents	15,877,000
Investment securities	205,000
Bank owned life insurance	3,625,000
Accrued interest receivable	1,128,000
Financial liabilities:
Deposits	163,526,000
Federal funds purchased and repurchase agreements	18,767,000
Accrued interest payable	163,000
Level II [Member]
Financial assets:
Investment securities	178,003,000
Loans held for sale	110,000
Financial liabilities:
Deposits	71,510,000
Federal Home Loan Bank borrowings	4,199,000
Level III [Member]
Financial assets:
Loans	$ 98,303,000

Condensed Parent Company Only Financial Statements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 15,876,511	$ 20,916,773
Available-for-sale (at fair value)	178,207,974	150,960,955
Other assets	2,250,315	2,235,063
Total assets	306,547,221	293,258,090
LIABILITIES
Total liabilities	270,844,448	258,731,580
STOCKHOLDERS' EQUITY	35,702,773	34,526,510	31,101,186	30,806,237
Total liabilities and stockholders' equity	306,547,221	293,258,090
Parent Company [Member]
ASSETS
Cash	61,610	113,387
Available-for-sale (at fair value)	214,905	228,654
Investment in subsidiary bank	35,518,824	34,301,866
Other assets	103,411	105,969
Total assets	35,898,750	34,749,876
LIABILITIES
Deferred compensation	193,508	211,664
Accrued expenses	2,469	11,702
Total liabilities	195,977	223,366
STOCKHOLDERS' EQUITY	35,702,773	34,526,510
Total liabilities and stockholders' equity	$ 35,898,750	$ 34,749,876

Condensed Parent Company Only Financial Statements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EXPENSES
Income before income taxes and undistributed net income of subsidiary	$ 3,044,722	$ 2,785,761	$ 2,836,077
Income tax benefit	506,962	331,616	496,796
Net income	2,537,760	2,454,145	2,339,281
Parent Company [Member]
INCOME
Dividends from subsidiary bank	1,256,952	1,256,952	1,211,520
Gains on sales of investment securities	5,576	1,248	4,258
Other Income	121,063	119,839	120,008
Total income	1,383,591	1,378,039	1,335,786
EXPENSES
Other expenses	201,627	178,963	171,246
Total expenses	201,627	178,963	171,246
Income before income taxes and undistributed net income of subsidiary	1,181,964	1,199,076	1,164,540
Income tax benefit	33,735	24,267	9,169
Equity in undistributed net income of subsidiary	1,322,061	1,230,802	1,165,572
Net income	$ 2,537,760	$ 2,454,145	$ 2,339,281

Condensed Parent Company Only Financial Statements (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 2,537,760	$ 2,454,145	$ 2,339,281
Other comprehensive income:
Investment securities available for sale
Unrealized holding gains arising during the period	926,577	4,302,034	(771,357)
Income tax effect	(348,670)	(1,618,855)	290,262
Reclassification of gains recognized in earnings	(1,090,703)	(730,897)	(565,274)
Income tax effect	410,441	275,036	212,713
Total other comprehensive income (loss)	(102,355)	2,227,318	(833,656)
Comprehensive income	2,435,405	4,681,463	1,505,625
Parent Company [Member]
STATEMENTS OF COMPREHENSIVE INCOME
Net Income	2,537,760	2,454,145	2,339,281
Other comprehensive income:
Investment securities available for sale
Unrealized holding gains arising during the period	9,983	3,850	19,319
Income tax effect	(3,757)	(1,449)	(7,270)
Reclassification of gains recognized in earnings	(5,576)	(1,248)	(4,258)
Income tax effect	2,098	470	1,602
Equity in other comprehensive income of subsidiary	(105,103)	2,225,695	(843,049)
Total other comprehensive income (loss)	(102,355)	2,227,318	(833,656)
Comprehensive income	$ 2,435,405	$ 4,681,463	$ 1,505,625

Condensed Parent Company Only Financial Statements (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net Income	$ 2,537,760	$ 2,454,145	$ 2,339,281
Changes in operating assets and liabilities:
Net cash provided by operating activities	2,311,179	3,810,853	4,014,310
INVESTING ACTIVITIES
Proceeds from sales of securities	30,990,795	53,578,129	47,269,966
Purchases of investment securities	110,735,248	110,123,074	96,626,108
Proceeds from sales of securities	35,972,158	24,092,900	17,588,511
Net cash used in investing activities	(18,043,737)	(2,726,339)	(12,326,812)
FINANCING ACTIVITIES
Dividends paid	(1,259,142)	(1,256,139)	(1,210,677)
Net cash provided by financing activities	10,692,296	9,899,646	4,891,326
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,040,262)	10,984,160	(3,421,176)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	20,916,773	9,932,613	13,353,789
CASH AND CASH EQUIVALENTS, END OF YEAR	15,876,511	20,916,773	9,932,613
Parent Company [Member]
OPERATING ACTIVITIES
Net Income	2,537,760	2,454,145	2,339,281
Adjustments to reconcile net income to net cash provided by operating activities:
Change in deferred tax benefit	6,832	8,093	7,365
Undistributed earnings of affiliate	(1,322,061)	(1,230,802)	(1,165,572)
Changes in operating assets and liabilities:
Other assets	(5,933)	(2,462)	9,355
Deferred compensation	(18,156)	(21,506)	(19,569)
Other liabilities	(9,233)	3,177	2,976
Net gains on sales of investment securities	(5,576)	(1,248)	(4,258)
Net cash provided by operating activities	1,183,633	1,209,397	1,169,578
INVESTING ACTIVITIES
Proceeds from sales of securities	115,604	77,332	91,426
Purchases of investment securities	(91,872)	(54,578)	(67,599)
Net cash used in investing activities	23,732	22,754	23,827
FINANCING ACTIVITIES
Dividends paid	(1,259,142)	(1,256,139)	(1,210,677)
Net cash provided by financing activities	(1,259,142)	(1,256,139)	(1,210,677)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(51,777)	(23,988)	(17,272)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	113,387	137,375	154,647
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 61,610	$ 113,387	$ 137,375